Filed with the Securities and Exchange Commission on October 1, 2001

                                      1933 Act Registration File No.   333-30924
                                                      1940 Act File No. 811-9821

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      |X|

         Pre-Effective Amendment No.                                         |_|
                                     ---------

         Post-Effective Amendment No.     1                                  |X|
                                      ----------

                                       and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              |X|

         Amendment No.     3                                                 |X|
                       ----------


                           ALLIED ASSET ADVISORS FUNDS
                           ---------------------------
               (Exact Name of Registrant as Specified in Charter)

                         745 McClintock Drive, Suite 114
                              Burr Ridge, IL 60527
              (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (630) 789-9191

                        Copies of all communications to:
         Chad E. Fickett, Esq.                       David Sturms, Esq.
   Firstar Mutual Fund Services, LLC         Vedder, Price, Kaufman & Kammholz
  615 East Michigan Street, 2nd Floor             222 North LaSalle Street
          Milwaukee, WI 53202                      Chicago, IL 60601-1103

It is proposed that this filing will become effective (check appropriate box):

          X       immediately upon filing pursuant to paragraph (b)
         ---

                  on                 pursuant to paragraph (b)
         ----        ---------------

                  60 days after filing pursuant to paragraph (a)(1)
         ----

                  on                 pursuant to paragraph (a)(1)
         ----       -----------------

                  75 days after filing pursuant to paragraph (a)(2)
         ----

                  on                 pursuant to paragraph (a)(2) of Rule 485.
         ----        ----------------


If appropriate check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                                                        Class K

                         Dow JonesSM Islamic Index Fund





                                   Prospectus

                                 October 1, 2001





                               Investment Advisor
                                       AAA
                           Allied Asset Advisors, Inc.




                         Dow JonesSM Islamic Index Fund




                                   Prospectus

                                 October 1, 2001





The Dow JonesSM Islamic Index Fund is the first series offered by Allied Asset Advisors Funds. This prospectus pertains to Class K shares and contains pertinent information about investing in the Fund. Class K shares are not subject to any sales charges or 12b-1 fees. Please read this prospectus carefully before investing.







                               Investment Advisor
                                       AAA
                           Allied Asset Advisors, Inc.





The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.




                                Table of Contents

Risk/Return Summary............................................................2

Performance Summary............................................................4

Fees and Expenses..............................................................4

More Information About the Dow Jones Islamic Market USA IndexSM................5

Shari`ah Supervisory Board.....................................................7

Management of the Fund.........................................................8

Calculating Share Price........................................................8

How to Purchase Shares.........................................................9

How to Sell Shares............................................................10

Distributions and Taxes.......................................................12

Shareholder Reports and Confirmations.........................................12

Financial Highlights..........................................................13



Risk/Return Summary
--------------------------------------------------------------------------------

What is the investment  objective of the Dow JonesSM Islamic Index Fund?
The Dow Jones Islamic Index Fund ("Fund") seeks to match the total return of the Dow Jones Islamic Market USA IndexSM (the "Index").


What are the main investment strategies of the Fund?
To achieve its investment objective, the Fund invests in securities included in the Index. The Index consists of U.S. common stocks that meet Islamic investment principles. Islamic principles generally preclude investments in certain industries (e.g., alcohol, pornography and casinos) and investments in interest bearing debt obligations or businesses that derive a substantial amount of impure interest income. Any uninvested cash will be held in non-interest bearing deposits or invested in a manner following Islamic principles. Under normal circumstances, the Fund plans to fully invest its assets in securities that are included in the Index. Although the Index consists of stocks from many different economic sectors, it is comprised primarily of companies with larger market capitalizations. There is no guarantee that the Fund will achieve the same return as the Index.

Due to the large number of stocks in the Index, the Fund may, in its initial stages (i.e., the period during which the Fund's asset size is less than $100 million), purchase a sub-group of equities from those contained in the Index that the investment advisor believes will best track the Index. The Fund will determine the "sub-group" by selecting stocks that are representative of the Index in terms of industry, size and/or other portfolio characteristics. The Fund also will consider a security's weighting in the Index during its initial stages emphasizing those securities that are more heavily weighted. As the assets of the Fund grow, the investment advisor anticipates the holdings of the Fund will increase to include more of the components of the Index.


In order to track the Index as closely as possible, the Fund will invest substantially all of its assets in roughly the same proportions as the stocks are represented in the Index. As the Fund receives cash from new investors, or processes redemption requests from shareholders, the Fund will purchase or sell securities in an effort to approximate the return of the Index. Also, the Fund's investments are reviewed and adjusted at least quarterly to reflect any adjustments in the Index in an effort to track the Index as closely as possible.


The Fund normally sells portfolio securities in response to redemption requests or to adjust the number of its shares to track the weighting or composition of the Index. As a result, the Fund's portfolio turnover rate is expected to be low. A low portfolio turnover rate usually results in low transaction costs and provides tax efficiencies for shareholders.

What are the main risks of investing in the Fund?
The main risks of investing in the Fund are listed below. Like any mutual fund, you may lose money by investing in the Fund.

Market Risks The return on and value of your investment in the Fund will fluctuate in response to stock market movements. Stocks and other equity securities are subject to market risks and fluctuations in value due to changes in earnings, economic conditions and other factors beyond the control of the Fund.

Index Investing Risks Unlike non-index mutual funds, the Fund will not buy and sell securities based upon economic, financial and market analysis and investment judgment. Instead, the Fund will invest using an indexed-based investment approach, which seeks to approximate the investment performance of the Index. You should not expect to achieve the potential greater results of some actively managed funds that aggressively seek growth or attempt to limit losses in a market decline. The Fund's initial strategy of investing in a representative sample of the Index may result in some deviation between the Fund's performance and the Index. The Fund's return is likely to be lower than that of the Index because the Fund incurs brokerage commissions, transaction fees and other expenses that the Index does not.

Islamic Shari`ah Investment Risks It is possible that the Islamic Shari`ah restrictions placed on investments may result in the Fund not performing as well as mutual funds not subject to such restrictions.

Temporary Investments In response to severe or unusual adverse market, economic, political or other conditions, the Fund may make temporary investments that are not consistent with its investment objective and principal investment strategies. Such investments may prevent the Fund from achieving its investment objective. The Fund cannot invest in interest-paying instruments frequently used by mutual funds for this purpose. Currently anticipated temporary investments will be held in the form of cash. If the Fund's investments in cash or similar investments increase, the Fund may not achieve its investment objective.

Performance Summary
--------------------------------------------------------------------------------


The Fund has no annual return history at this time because the Fund has not been in operation for a full calendar year.


Fees and Expenses
--------------------------------------------------------------------------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees
(fees paid directly from your investment)                               Class K
                                                                       --------
            Maximum sales charge (load) imposed on purchases(1)          None
            Maximum deferred sales charge (load)                         None
            Maximum sales charge (load) imposed on reinvested dividends  None
            Exchange fee                                                 None
            Redemption fee(2)                                            None
            Maximum account fee(3)                                       None


      Annual Fund Operating Expenses
      (expenses that are deducted from Fund assets)                     Class K
                                                                        -------
                  Management Fees                                        0.75%
                  Distribution (12b-1) Fees                              None
                  Other Expenses                                         1.22%
                  Total Annual Fund Operating Expenses                   1.97%
                                                                       ---------
                      Less Expense Reimbursement                        -1.07%
                  Net Annual Fund Operating Expenses(4)                  0.90%
                                                                       =========



(1) Although no sales loads or transaction fees are charged, your account will be assessed a fee of $25 for each returned check.


(2)  The transfer agent charges a fee of $15 for outgoing wire transfers.


(3)  IRA accounts are assessed a $12.50 annual fee.


(4) The Fund has an Investment Advisory and Management Agreement with Allied Asset Advisors, Inc., the investment advisor for the Fund. The Agreement provides that the annual management fee shall be 0.75% of the first $500 million in assets, 0.65% of the next $5 billion in assets and 0.50% on the amount of assets over $5.5 billion. The investment advisor has also entered into an Expense Waiver and Reimbursement Contract effective through June 29, 2002 with the Fund under which the investment advisor has agreed to waive its fees and absorb expenses to the extent that total annual fund operating expenses exceed 0.90% for Class K shares. The investment advisor can recapture any expenses or fees it has waived or reimbursed within a three-year period.


Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, your dividends and distributions have been reinvested, and that the Fund's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions (including one year of capped expenses in each period) your costs would be:

            1 Year              3 Years           5 Years            10 Years
            ------              -------           -------            --------
              $92                $515               $963              $2209



More Information
About the Dow Jones Islamic Market USA IndexSM
--------------------------------------------------------------------------------


What is the Dow Jones Islamic Market USA IndexSM?


The Index is a diverse compilation of U.S. equity securities considered by the Shari`ah Supervisory Board of Dow Jones to be in compliance with Islamic principles. The Index is a subset of the Dow Jones Global Indexes (DJGI) family, which includes stocks from 34 countries and covers 10 economic sectors, 18 market sectors, 40 industry groups and 70 subgroups. Dow Jones believes that these stocks are accessible to investors and are well traded. The DJGI methodology removes issues that are not suitable for global investing.

Certain businesses are incompatible with Shari`ah Laws. Thus, stocks of companies whose primary business is in areas not suitable for Islamic investment purposes are excluded from the Index. Excluded businesses include: alcohol, pork related products, conventional financial services (banking, insurance, etc.), entertainment (casinos/gambling, cinema, pornography, music, hotels, etc.), tobacco and defense/weapons. Companies classified in other industry groups may also be excluded if they are deemed to have a material ownership or revenues from the businesses above.

After filtering out companies with unacceptable primary business activities, financial ratio filters are applied to exclude, among other things, companies with unacceptable levels of debts or impure interest income. The filters are described fully in the Statement of Additional Information.

As of August 31, 2001, the 767 U.S. companies whose issues comprised the Index had an average market capitalization of $7.1 billion dollars (U.S.) and a median market capitalization of $1.2 billion (U.S.). Securities are selected for the Index so as to represent the most liquid securities meeting the Shari`ah investment criteria in the market, and to reflect the industry makeup of the U.S. market. Additional factors considered when applying the process described above include relative size and turnover, economic weightings, and the relative health of the companies.


Dow Jones' Shari`ah Supervisory Board has approved the above criteria and any changes to the Shari`ah Supervisory Board or the selection criteria are at the sole discretion of Dow Jones. Changes by Dow Jones in the selection criteria or the composition of the Index will be reflected in the composition of the Fund in a reasonable period of time.

How has the Index performed?


The following table shows the performance of the Index for the past five years ended December 31, 2000 compared to the Russell 3000 Growth Index, a broad-based index. Please note that the performance shown is not the performance of the Fund and is not intended to predict or suggest the return that might be experienced if you invest in the Fund. The Fund will seek to track the Index as closely as possible, but the performance of the Fund will be less than the performance of the Index because the Fund is subject to operational and transaction costs, while the Index is not. Also, the Fund may not be fully invested in Index securities at all times and stocks in the Fund may not be weighted the same as stocks in the Index at all times. This will especially be true while the Fund's assets are under $100 million in its initial stages.





                                                                                     Average Annual
Benchmark                         Return for the Calendar Years                      Total Return *
----------------------- ------------- ------------ ------------ ---------- ----------- ------------
                           2000          1999         1998         1997       1996
----------------------- ------------- ------------ ------------ ---------- ----------- ------------
DJIM US                   -16.57%       21.68%       34.14%       30.16%     23.03%      16.87%

Russell 3000 Growth**     -22.42%       33.83%       35.02%       28.74%     21.88%      17.08%
----------------------- ------------- ------------ ------------ ---------- ----------- ------------

* Return from 12/31/95 to 12/31/00


** Includes reinvested dividends.

The base date for the Index (the date that the Index started) is December 31, 1995 and the base value is set at 1000. The Index is reviewed quarterly, with component changes implemented on the third Friday of March, June, September and December. Changes due to the periodic review of the Index will be announced at least one week prior to the implementation date. This frequency assures that the Index reflects the latest trends and developments in the stock market and the companies' adherence to Islamic principles.

The Index is capitalization-weighted. It is calculated in real time, posted and disseminated every 15 seconds to major market-data vendors. Calculation of the index is based on Laspeyres' formula. It does not include reinvested dividends.


"Dow Jones" and "Dow Jones Islamic Market IndexSM" are service marks of Dow Jones & Company, Inc. and have been licensed for use by Allied Asset Advisors, Inc. in connection with the Fund. The Fund is not sponsored, endorsed, sold or promoted by Dow Jones, and Dow Jones makes no representation regarding the advisability of investing in the Fund. Dow Jones does not consider the needs of the Fund or its shareholders in determining, composing or calculating the Index or have any obligation to do so. See the Statement of Additional Information for more information about Dow Jones.

Shari`ah Supervisory Board
--------------------------------------------------------------------------------


The Index is reviewed quarterly and annually by the Shari`ah Supervisory Board (Shari`ah Board) and by Dow Jones for consideration of exclusion or inclusion of components. In addition, the Index is reviewed on an on-going basis to contemplate changes as a result of extraordinary events (e.g., de-listing, bankruptcy, merger or takeover). The Shari`ah Board is not affiliated with the Fund or the investment advisor and does not serve as a consultant to or otherwise have any relationship with the Fund or the investment advisor. The Shari`ah Board does not consider the objectives or needs of the Fund or its shareholders in determining, composing or calculating the Index. The Shari`ah Board is retained by Dow Jones & Company, Inc., to provide counsel on matters relating to the Shari`ah compliance of the Index's eligible components. All issues relating to business decisions of the Index, including Index composition changes, are within the province of Dow Jones upon consideration of recommendations put forth by the Shari`ah Board. As of the date of this Prospectus, the Shari`ah Board consisted of the following individuals:



----------------------------------- ---------------------------------------------------------------
Shari`ah Supervisory Board Member    Biography
 - Country
----------------------------------- ---------------------------------------------------------------
Shaykh Dr. Abdul Sattar Abu Ghuddah  Dr.  Abu  Ghuddah  is  a  senior  Shari`ah Advisor to Albaraka
 - Syria                             Investment Co. of Saudi Arabia. He holds a PhD in Islamic Law.
                                     Dr. Abu Ghuddah has  published many books on Islamic Financial transactions.  He was an advisor for Islamic Law Encyclopaedia
                                     (Kuwait  Awqaf  Ministry).   Dr.  Abu  Ghuddah is a member and
                                     chairman of several reputed Islamic Shari`ah Boards.
----------------------------------- ---------------------------------------------------------------
Shaykh Justice Muhammad Taqi Usmani  Mr. Usmani  has been a member of the Supreme Court of Pakistan
 - Pakistan                          since  1982.  He  is  also  the  vice president of Darul Uloom
                                     Karachi and the vice chair and deputy chairman of the Islamic
                                     Fiqh  Academy  (OIC),  Jeddah.  Mr.  Usmani  edits the monthly
                                     magazines   Albalagh  and  Albalagh  International.  He  is  a
                                     chairman  or  member  of  the Shari`ah supervisory boards of a dozen Islamic banks and financial institutions worldwide.
----------------------------------- ---------------------------------------------------------------
Shaykh Nizam Yaquby                  Mr.  Yaquby  is a member of the Islamic supervisory boards for
 - Bahrain                           several  Islamic institutions, including the Arab Islamic Bank and  the  Abu Dhabi Islamic Bank. His work has appeared in the
                                     following   publications:   Risalah   Fi   al-Tawbah,   Qurrat
                                     al-'Ainayn  fi Fada il Birr al-Walidayn,  Irshad al-'Uqala'ila
                                     Hukun  al-Qira'h min al-Mushaf fi  al-Salah, Tahqiq al-Amal fi
                                     Ikhraj Zakat al-Fitr bi al-Mal.
----------------------------------- ---------------------------------------------------------------
Shaykh Dr. Mohamed A. Elgari         Dr. Elgari is an associate professor  of Islamic Economics and
 - Saudi Arabia                      the  director  of the Center for Research in Islamic Economics at King Abdulaziz University in Saudi Arabia.  He is an expert at the Islamic Jurisprudence Academy (OIC), Jeddah. Dr. Elgari
                                     is the editor of the Review of Islamic Economics.  He  is also an advisor to several Islamic financial institutions worldwide and the author of many books on Islamic banking.
----------------------------------- ---------------------------------------------------------------
Shaykh Yusuf Talal DeLorenzo         Mr.  DeLorenzo  is considered a leading Islamic scholar in the
 - United States                     United  States.  He  has  translated  over  twenty  books from
                                     Arabic, Persian, and  Urdu for publication  in English and has been commissioned  to prepare a new translation of the Qur`an.
                                     Mr. DeLorenzo compiled the  first English translation of legal
                                     rulings   issued   by  Shari`ah   supervisory  boards  on  the
                                     operations  of Islamic banks. He is also a Shari`ah consultant to  several  Islamic financial institutions and was an advisor on Islamic education to the government of Pakistan.
----------------------------------- ---------------------------------------------------------------



Management of the Fund
--------------------------------------------------------------------------------
Investment Advisor


The Fund's investment advisor is Allied Asset Advisors, Inc. (AAA), located at 745 McClintock Drive, Suite 114, Burr Ridge, Illinois 60527. Subject to the general supervision of the Fund's Board of Trustees, AAA is responsible for the day-to-day investment decisions of the Fund in accordance with the Fund's investment objective and policies. In exchange for these services, AAA receives an annual management fee, which is calculated daily and paid monthly, according to the average daily net assets of the Fund. AAA is a subsidiary of the North American Islamic Trust (NAIT) that was formed in 2000 to manage the Fund. NAIT has managed the investment of endowment assets for over 20 years. Currently, these assets are valued in excess of $30 million. For more information about NAIT, see the Statement of Additional Information.

The Investment Advisory Agreement between the Fund and AAA provides that the annual management fee for the investment advisor will be 0.75% on the first $500 million in assets, 0.65% on the next $5 billion in assets and 0.50% on the amount of assets over $5.5 billion. However, AAA has entered into an Expense Waiver and Reimbursement Contract with the Fund whereby it has agreed to waive its fees and absorb expenses to the extent that the Fund's total annual operating expenses for Class K shares exceed 0.90% of net assets. AAA can recapture any expenses or fees it has waived or reimbursed within a three year period, however, the Fund is not obligated to pay any such deferred fees more than three years after the end of the fiscal year in which the fee was deferred. The Expense Waiver and Reimbursement Contract expires on June 29, 2002.


Custodian, Transfer Agent, Dividend Disbursing Agent and Fund Accountant

Firstar  Bank,  N.A.  serves as  custodian  for the Fund's cash and  securities.
Firstar Mutual Fund Services, LLC provides administrative, transfer agent, dividend disbursing, and fund accounting services to the Fund.


Distributor

Rafferty Capital Markets, Inc., serves as principal underwriter for the Fund and as such, is the exclusive agent for the distribution of shares of the Fund. Broker-Dealer organizations that have a sales agreement with the distributor may sell shares of the Fund.


Calculating Share Price
--------------------------------------------------------------------------------


Shares of the Fund are sold at their net asset value (NAV). The NAV for all shares of the Fund is determined as of the close of regular trading on the New York Stock Exchange (NYSE) (normally 4:00 p.m., Eastern Time) on every business day. NAV will not be calculated on days on which the NYSE is closed for trading. The NAV for Class K shares of the Fund is calculated by dividing the sum of the value of the securities held plus cash or other assets minus all liabilities by the total number of Class K shares outstanding of the Fund.


The Fund's investments are valued according to market value. When a market quote is not readily available, the security's value is based on "fair value" as determined by the investment advisor under supervision of the Fund's Board of Trustees.

If you place a good order (see "How to Purchase Shares") that is delivered to the Fund before the close of the regular trading session of the NYSE on any business day, your order will receive the share price determined for the Fund as of that day. If your order is received after the close of the regular trading session of the NYSE, it will receive the price determined on the next business day.

How to Purchase Shares
--------------------------------------------------------------------------------

To open an account, you must invest at least the minimum amount.

        Minimum                    To Open             To Add to
      Investments                Your Account        Your Account
   -------------------           ------------        ------------
    Regular accounts                $500                 $50
    IRA accounts                    $250                 $50


Good Order Purchase Requests
When making a purchase request, make sure your request is in good order. "Good order" means your purchase request includes:

     |X|  the name of the Fund
     |X|  the dollar amount of shares to be purchased
     |X|  account application form or investment stub
     |X|  check payable to the "Dow Jones Islamic Index Fund"

Methods of Buying

Through a           You   can   purchase   shares   of   the   Fund  through any
broker/dealer       broker-dealer organization that has a  sales agreement  with
organization        the Fund's distributor. The  broker-dealer is    responsible
                    for  organization  sending your purchase  order to the Fund.
                    Please keep in mind that your broker-dealer may charge additional fees for its services.

By mail To open an account, complete an account application form and send it together with your check to the address below. To make additional investments once you have opened your account, send your check together with the detachable form that's included with your Fund account statement or confirmation. You may also send a letter stating the amount of your investment with your name, the name of the Fund and your account number together with a check to the address below. Checks should be made payable to "Dow Jones Islamic Index Fund." No third party checks will be accepted. If your check is returned for any reason, a $25 fee will be assessed against your account.

                    Regular Mail                           Overnight Delivery
                    Dow Jones Islamic Index Fund           Dow Jones  Islamic Index Fund
                    c/o Firstar Mutual Fund Services, LLC  c/o Firstar Mutual Fund Services,  LLC
                    P.O. Box 701                           615 E.  Michigan  Street,  Third Floor
                    Milwaukee,  Wisconsin 53201-0701       Milwaukee,  Wisconsin 53202

                    NOTE: The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents. Therefore, when you deposit your account application form, additional purchase request, or redemption request in the mail or use other delivery services, or if your documents are simply in the transfer agent's post office box, that does not mean that the transfer agent or the Fund actually received those documents.

By telephone        To make  additional investments by telephone, you must check
                    the  appropriate  box  on  your  account   application  form
                    authorizing   telephone   purchases.   If  you  have   given
                    authorization for telephone transactions and your account has been open for at least 15 days, call the Fund toll free at 1-888-FUNDS-85 and you will be allowed to move money from your bank account to your Fund account upon request. Only bank accounts held at U.S. institutions that are Automated
                    Clearing House (ACH) members may be used for telephone transactions. For security reasons, requests by telephone will be recorded.

By wire To open an account or to make additional investments by wire, call 1-888-FUNDS-85 to notify the Fund of the incoming wire using the wiring instructions below:
                           Firstar Bank, N.A.
                           Milwaukee, WI  53202
                           ABA #:  042000013
                           Credit:  Firstar Mutual Fund Services, LLC
                           Account #:  112-952-137
                           Further Credit: Dow Jones Islamic Index Fund, Class K
                                   (your name or the title on the account)
                                   (your account #)



Through an          If you intend to use the Automatic  Investment Plan ("AIP"),
automatic           you may open your account with an initial minimum investment
investment          of $100. Once your account has been opened, you may purchase
plan                shares  of  the  Fund  through  the  AIP. You can have money automatically transferred from your checking or savings account on a weekly, bi-weekly, monthly, bi-monthly or quarterly basis. To be eligible for this plan, your bank must be a U.S. institution that is an ACH member. The Fund may modify or terminate the AIP at any time. The first AIP purchase will take place no earlier than 15 days after the transfer agent has received your request.



How to Sell Shares
--------------------------------------------------------------------------------

Methods of Selling

Through a           If  you  purchased  your  shares through a broker-dealer  or
broker/dealer       other financial  organization, your  redemption order may be
organization        placed through the same  organization.  The  organization is responsible for sending your redemption order to the Fund on a timely basis. Please keep in mind that your broker-dealer may charge additional fees for its services.

By mail             Send  your  written redemption request to the address below.
                    Your request should contain the Fund's name, your account number and the dollar amount or the number of shares to be redeemed. Be sure to have all shareholders sign the letter. Additional documents are required for certain types of shareholders, such as corporations, partnerships, executors, trustees, administrators, or guardians (i.e., corporate resolutions, or trust documents indicating proper authorization). Please see the Statement of Additional Information for more information.

                    Regular Mail                               Overnight Delivery
                    Dow Jones Islamic Index Fund               Dow Jones Islamic Index Fund
                    c/o Firstar Mutual Fund Services, LLC      c/o Firstar Mutual Fund Services, LLC
                    P.O. Box 701                               615 E. Michigan Street, Third Floor
                    Milwaukee, Wisconsin  53201-0701           Milwaukee, Wisconsin  53202

                    The Fund's transfer agent may require a signature guarantee for certain redemption requests such as redemption requests from IRA accounts, or redemption requests made payable to a person or an address not on record with the Fund. A signature guarantee assures that your signature is genuine and protects you from unauthorized account redemptions. You may obtain signature guarantees from most trust companies, commercial banks or other eligible guarantor institutions. A notary public cannot guarantee signatures.

By telephone        If  you  are  authorized  to  perform telephone transactions
                    (either  through  your  account   application   form  or  by
                    subsequent arrangement in writing with the Fund) you may redeem shares in any amount, but not less than $100, by calling 1-800 FUNDS-85. A signature guarantee is required of all shareholders to change or add telephone redemption privileges. For security reasons, requests by telephone will be recorded.


By wire To redeem shares by wire, call the Fund at 1-888-FUNDS-85 and specify the amount of money you wish to be wired. Your bank may charge a fee to receive wired funds. The transfer agent charges a $15 outgoing wire fee.


By writing a check  On  your account application form, you may select the option to receive a checkbook so that you can redeem shares by writing checks against your Fund account. Checks may be made payable in the amount of $250 or more. Any checks drawn on a joint account will only require one signature. There is a $25 charge for stopping payment of a check upon your request, or if the transfer agent cannot honor a check due to insufficient funds or other valid reason. There will be a charge of $5 for issuing each checkbook.

Through a           If  you  own shares with a value of $10,000 or more, you may
systematic          participate   in   the   systematic   withdrawal  plan.  The
withdrals           systematic  withdrawal  plan allows  you  to  make automatic withdrawls from your Fund accountat regular intervals. Money will be transferred from your Fund account to the checking or savings account you choose on your account application form. If you expect to purchase additional shares of the Fund, it may not be to your advantage to participate in the systematic withdrawal plan because of the possible adverse tax consequences of making contemporaneous purchases and redemptions.

When Redemption Proceeds Are Sent to You

Your shares will be redeemed at the NAV next determined after the Fund receives your redemption request in good order. Your redemption request cannot be processed on days the NYSE is closed.

--------------------------------------------------------------------------------
When making a redemption request, make sure your request is in good order. "Good order" means your letter of instruction includes:

|X|  the name of the Fund
|X|  the dollar amount or the number of shares to be redeemed
|X| signatures of all registered shareholders exactly as the shares are registered
|X|  the account number

--------------------------------------------------------------------------------


All requests received in good order by the Fund before the close of the regular trading session of the NYSE (normally 4:00 p.m. Eastern Time) will usually be wired to the bank you indicate or mailed on the following day to the address of record. In all cases proceeds will be wired or a check mailed within seven calendar days after the Fund receives your redemption request.


If you purchase shares using a check and soon after request a redemption, the Fund will honor the redemption request, but will not mail or wire the proceeds until your purchase check has cleared (usually within 12 days).

Redemption In-Kind

If the amount you are redeeming is over the lesser of $250,000 or 1% of the Fund's net asset value, the Fund has the right to redeem your shares by giving you the amount that exceeds $250,000 or 1% of the Fund's net asset value in securities instead of cash.

Accounts with Low Balances


Due to the high cost of maintaining accounts with low balances, the Fund may mail you a notice if your account falls below $500 ($250 for IRA accounts) requesting that you bring the account back up to the minimum amount or close it out. (If you started your account with an AIP, you must continue your AIP until your minimum account balance has been attained.) If you do not respond to the request within 30 days, the Fund may close the account on your behalf and send you the proceeds.



Distributions and Taxes
--------------------------------------------------------------------------------

The Fund will distribute substantially all of the net investment income and net capital gains that it has realized on the sale of securities. These income and gains distributions will generally be paid once each year, on or before December
31. Distributions will automatically be reinvested in additional shares of the Fund, unless you elect to have the distributions paid to you in cash. If you choose to have distribution checks mailed to you and either the U.S. Postal service is unable to deliver the check to you or the check remains outstanding for at least 6 months, the Fund reserves the right to reinvest the check at the then current net asset value until you provide us with different instructions.

In general, Fund distributions are taxable to you as either ordinary income or capital gains. This is true whether you reinvest your distributions in additional Fund shares or receive them in cash. Any long-term capital gains the Fund distributes are taxable to you as long-term capital gains no matter how long you have owned your shares. If the Fund distributes realized gains soon after you purchase shares, a portion of your investment may be treated as a taxable distribution.

If you do not provide your correct social security or taxpayer identification number, or if the IRS instructs the Fund to do so, the Fund, by law, must withhold 31% of your taxable distributions.

When you sell your shares of the Fund, you may incur a capital gain or loss. The individual tax rate on any gain from the sale of your shares depends on your marginal tax rate and on how long you have held your shares.

Fund distributions and gains from the sale of your shares generally will be subject to state and local income tax. Non-U.S. investors may be subject to U.S. withholding tax. You should consult your tax advisor about the federal, state, local or foreign tax consequences of your investment in the Fund.

Shareholder Reports and Confirmations
--------------------------------------------------------------------------------

As a shareholder, you will be provided annual and semi-annual reports showing the Fund's portfolio investments and financial information. Account and tax statements will be mailed to you on an annual basis. You will also receive confirmations of your purchases and redemptions.

Financial Highlights
--------------------------------------------------------------------------------


The financial highlights table below is intended to help you understand the Fund's financial performance for the period of the Fund's operations. Certain information reflects financial results for a single Fund share. The total return in the table represents the rate that you would have earned or lost on an investment in the Fund (assuming you reinvested all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund's financial statements, is included in the Fund's annual report dated May 31, 2001, which is available upon request.

                                                             For the Period
                                                            June 29, 2000(1)
                                                             to May 31, 2001
                                                                 Class K
         Net Asset Value
            Beginning of Period                                   $10.00
                                                                  ------
         Operations
            Net Investment Income                                   0.01
            Net Realized and Unrealized Loss on Investments        (2.43)
                           Total from Operations                   (2.42)
         Net Asset Value
         End of Period                                            $ 7.58
                                                                  ======
         Total Investment Return                                  (25.02)%(2)(5)
         Net Assets, End of Period                                $20,496,716
         Ratios
            Expenses to Average Net Assets(3)                      0.90%(4)
            Net Investment Income to Average Net Assets(3)         0.08%(4)(5)
            Portfolio Turnover Rate                               20%(2)


         (1)  Commencement of Operations.
         (2)  Not annualized.
         (3) Without fees being reimbursed by the Advisor, the ratio of expenses to average net assets would have been 1.97%, and the ratio of net investment income to average net assets would have been (0.99)% for the period ended May 31, 2001.
         (4)  Annualized.
         (5) The investment return was calculated using the date the Fund became effective with the SEC, June 30, 2000.



                               INVESTMENT ADVISOR
                                       AAA
                           Allied Asset Advisors, Inc.
                              Burr Ridge, Illinois

                                   DISTRIBUTOR
                         Rafferty Capital Markets, Inc.
                             White Plains, New York

                         INDEPENDENT PUBLIC ACCOUNTANTS
                              Deloitte & Touche LLP
                                Chicago, Illinois

                                  LEGAL COUNSEL
                       Vedder, Price, Kaufman, & Kammholz
                                Chicago, Illinois

                         ADMINISTRATOR, TRANSFER AGENT,
                               AND FUND ACCOUNTANT
                        Firstar Mutual Fund Services, LLC
                              Milwaukee, Wisconsin

                                    CUSTODIAN
                               Firstar Bank, N.A.
                                Cincinnati, Ohio



Where to find more information:

You can find more information about the Fund in the following documents:


Statement of Additional Information (SAI) dated October 1, 2001

The SAI for Class K of the Fund provides more details about the Fund's  policies
and  management.   The  Fund's  SAI  is  incorporated  by  reference  into  this
Prospectus.

Annual and Semi-Annual Reports

The Fund's annual and semi-annual reports provide the most recent financial reports and portfolio investments. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year.

You can obtain a free copy of these documents or request other information about the Fund by calling the Fund at 1-877-417-6161, visiting the Fund's web-site at www.investaaa.com or by writing to:

Dow Jones Islamic Index Fund
c/o Allied Asset Advisors, Inc.
745 McClintock Drive, Suite 114
Burr Ridge, IL 60527



You may write to the Securities and Exchange Commission (SEC) Public Reference Room at the regular mailing address or the e-mail address below and ask them to mail you information about the Fund, including the SAI. They will charge you a fee for this duplicating service. You can also visit the SEC Public Reference Room and copy documents while you are there. For more information about the operation of the Public Reference Room, call the SEC at the telephone number below.

Public Reference Section
Securities and Exchange Commission
Washington, D.C.  20549-0102
publicinfo@sec.gov
1-202-942-8090

Reports and other information about the Fund are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov.
                                                      1940 Act File No. 811-9821


                                                                         Class M



                         Dow JonesSM Islamic Index Fund







                                   Prospectus

                               October 1, 2001







                               Investment Advisor
                                       AAA
                           Allied Asset Advisors, Inc.


                         Dow JonesSM Islamic Index Fund




                                   Prospectus

                               October 1, 2001


The Dow JonesSM Islamic Index Fund is the first series offered by Allied Asset Advisors Funds. This prospectus pertains to Class M shares and contains pertinent information about investing in the Fund. Please read this prospectus carefully before investing.


                               Investment Advisor
                                       AAA
                           Allied Asset Advisors, Inc.


The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.



                                Table of Contents

Risk/Return Summary............................................................2

Performance Summary............................................................4

Fees and Expenses..............................................................4

More Information About the Dow Jones Islamic Market USA IndexSM................5

Shari`ah Supervisory Board.....................................................7

Management of the Fund.........................................................8

Calculating Share Price........................................................8

How to Purchase Shares........................................................10

How to Sell Shares............................................................11

Distributions and Taxes.......................................................13

Shareholder Reports and Confirmations.........................................13

Financial Highlights..........................................................14

Risk/Return Summary
--------------------------------------------------------------------------------

What is the investment  objective of the Dow JonesSM Islamic Index Fund?
The Dow Jones Islamic Index Fund ("Fund") seeks to match the total return of the Dow Jones Islamic Market USA IndexSM (the "Index").

What are the main investment strategies of the Fund?
To achieve its investment objective, the Fund invests in securities included in the Index. The Index consists of U.S. common stocks that meet Islamic investment principles. Islamic principles generally preclude investments in certain industries (e.g., alcohol, pornography and casinos) and investments in interest bearing debt obligations or businesses that derive a substantial amount of impure interest income. Any uninvested cash will be held in non-interest bearing deposits or invested in a manner following Islamic principles. Under normal circumstances, the Fund plans to fully invest its assets in securities that are included in the Index. Although the Index consists of stocks from many different economic sectors, it is comprised primarily of companies with larger market capitalizations. There is no guarantee that the Fund will achieve the same return as the Index.

Due to the large number of stocks in the Index, the Fund may, in its initial stages (i.e., the period during which the Fund's asset size is less than $100 million), purchase a sub-group of equities from those contained in the Index that the investment advisor believes will best track the Index. The Fund will determine the "sub-group" by selecting stocks that are representative of the Index in terms of industry, size and/or other portfolio characteristics. The Fund also will consider a security's weighting in the Index during its initial stages emphasizing those securities that are more heavily weighted. As the assets of the Fund grow, the investment advisor anticipates the holdings of the Fund will increase to include more of the components of the Index.


In order to track the Index as closely as possible, the Fund will invest substantially all of its assets in roughly the same proportions as the stocks are represented in the Index. As the Fund receives cash from new investors, or processes redemption requests from shareholders, the Fund will purchase or sell securities in an effort to approximate the return of the Index. Also, the Fund's investments are reviewed and adjusted at least quarterly to reflect any adjustments in the Index in an effort to track the Index as closely as possible.


The Fund normally sells portfolio securities in response to redemption requests or to adjust the number of its shares to track the weighting or composition of the Index. As a result, the Fund's portfolio turnover rate is expected to be low. A low portfolio turnover rate usually results in low transaction costs and provides tax efficiencies for shareholders.

What are the main risks of investing in the Fund?
The main risks of investing in the Fund are listed below. Like any mutual fund, you may lose money by investing in the Fund.

Market Risks The return on and value of your investment in the Fund will fluctuate in response to stock market movements. Stocks and other equity securities are subject to market risks and fluctuations in value due to changes in earnings, economic conditions and other factors beyond the control of the Fund.

Index Investing Risks Unlike non-index mutual funds, the Fund will not buy and sell securities based upon economic, financial and market analysis and investment judgment. Instead, the Fund will invest using an indexed-based investment approach, which seeks to approximate the investment performance of the Index. You should not expect to achieve the potential greater results of some actively managed funds that aggressively seek growth or attempt to limit losses in a market decline. The Fund's initial strategy of investing in a representative sample of the Index may result in some deviation between the Fund's performance and the Index. The Fund's return is likely to be lower than that of the Index because the Fund incurs brokerage commissions, transaction fees and other expenses that the Index does not.

Islamic Shari`ah Investment Risks It is possible that the Islamic Shari`ah restrictions placed on investments may result in the Fund not performing as well as mutual funds not subject to such restrictions.

Temporary Investments In response to severe or unusual adverse market, economic, political or other conditions, the Fund may make temporary investments that are not consistent with its investment objective and principal investment strategies. Such investments may prevent the Fund from achieving its investment objective. The Fund cannot invest in interest-paying instruments frequently used by mutual funds for this purpose. Currently anticipated temporary investments will be held in the form of cash. If the Fund's investments in cash or similar investments increase, the Fund may not achieve its investment objective.

Performance Summary
--------------------------------------------------------------------------------

The Fund has no annual return history at this time because the Fund has not been in operation for a full calendar year.


Fees and Expenses

--------------------------------------------------------------------------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees
(fees paid directly from your investment)                                Class M
    Maximum sales charge (load) imposed on purchases(1)                    None
    Maximum deferred sales charge (load)                                   None
    Maximum sales charge (load) imposed on reinvested dividends            None
    Exchange fee                                                           None
    Redemption fee(2)                                                      None
    Maximum account fee(3)                                                 None

      Annual Fund Operating Expenses

      (expenses that are deducted from Fund assets)                      Class M
                                                                         -------
                  Management Fees                                          0.75%
                  Distribution (12b-1) Fees(4)                             0.75%
                  Other Expenses(5)                                        1.50%
                         Shareholder Servicing Fee               0.25%
                         Other Operating Expenses                1.25%
                  Total Annual Fund Operating Expenses           -------   3.00%
                                                                        --------
                         Less Expense Reimbursement                       -1.35%
                  Net Annual Fund Operating Expenses(6)                    1.65%
                                                                        ========



(1) Although no sales loads or transaction fees are charged, your account will be assessed a fee of $25 for each returned check.
(2)  The transfer agent charges a fee of $15 for outgoing wire transfers.

(3)  IRA accounts are assessed a $12.50 annual fee.

(4) The percentage for "Other Expenses" totaling 1.50% is comprised of two parts (1) an annual shareholder servicing fee of 0.25% of average daily net assets, and (2) administration fees, transfer agency fees and all other ordinary operating expenses of the fund estimated for the current fiscal year at 1.25% of average daily net assets.
(5) The Fund has an Investment Advisory and Management Agreement with Allied Asset Advisors, Inc., the investment advisor for the Fund. The Agreement provides that the annual management fee shall be 0.75% of the first $500 million in assets, 0.65% of the next $5 billion in assets and 0.50% on the amount of assets over $5.5 billion. The investment advisor has also entered into an Expense Waiver and Reimbursement Contract effective through June 29, 2002 with the Fund under which the investment advisor has agreed to waive its fees and absorb expenses to the extent that total annual fund operating expenses exceed 1.65% for Class M shares. The investment advisor can recapture any expenses or fees it has waived or reimbursed within a three-year period.


Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, your dividends and distributions have been reinvested, and that the Fund's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions (including one year of capped expenses in each period) your costs would be:

                                             1 Year                 3 Years
                                             ------                 -------
                                              $168                   $800


More Information
About the Dow Jones Islamic Market USA IndexSM
--------------------------------------------------------------------------------

What is the Dow Jones Islamic Market USA IndexSM?


The Index is a diverse compilation of U.S. equity securities considered by the Shari`ah Supervisory Board of Dow Jones to be in compliance with Islamic principles. The Index is a subset of the Dow Jones Global Indexes (DJGI) family, which includes stocks from 34 countries and covers 10 economic sectors, 18 market sectors, 40 industry groups and 70 subgroups. Dow Jones believes that these stocks are accessible to investors and are well traded. The DJGI methodology removes issues that are not suitable for global investing.

Certain businesses are incompatible with Shari`ah Laws. Thus, stocks of companies whose primary business is in areas not suitable for Islamic investment purposes are excluded from the Index. Excluded businesses include: alcohol, pork related products, conventional financial services (banking, insurance, etc.), entertainment (casinos/gambling, cinema, pornography, music, hotels, etc.), tobacco and defense/weapons. Companies classified in other industry groups may also be excluded if they are deemed to have a material ownership or revenues from the businesses above.

After filtering out companies with unacceptable primary business activities, financial ratio filters are applied to exclude, among other things, companies with unacceptable levels of debts or impure interest income. The filters are described fully in the Statement of Additional Information.

As of August 31, 2001, the 767 U.S. companies whose issues comprised the Index had an average market capitalization of $7.1 billion dollars (U.S.) and a median market capitalization of $1.2 billion (U.S.). Securities are selected for the Index so as to represent the most liquid securities meeting the Shari`ah investment criteria in the market, and to reflect the industry makeup of the U.S. market. Additional factors considered when applying the process described above include relative size and turnover, economic weightings, and the relative health of the companies.


Dow Jones' Shari`ah Supervisory Board has approved the above criteria and any changes to the Shari`ah Supervisory Board or the selection criteria are at the sole discretion of Dow Jones. Changes by Dow Jones in the selection criteria or the composition of the Index will be reflected in the composition of the Fund in a reasonable period of time.

How has the Index performed?


The following table shows the performance of the Index for the past five years ended December 31, 2000 compared to the Russell 3000 Growth Index, a broad-based index. Please note that the performance shown is not the performance of the Fund and is not intended to predict or suggest the return that might be experienced if you invest in the Fund. The Fund will seek to track the Index as closely as possible, but the performance of the Fund will be less than the performance of the Index because the Fund is subject to operational and transaction costs, while the Index is not. Also, the Fund may not be fully invested in Index securities at all times and stocks in the Fund may not be weighted the same as stocks in the Index at all times. This will especially be true while the Fund's assets are under $100 million in its initial stages.




                                                                                 Average Annual
Benchmark               Return for the Calendar Years                             Total Return *
----------------------- ------------ ----------- ---------- ----------- ------------- ------------
                           2000         1999         1998       1997        1996
----------------------- ------------ ----------- ---------- ----------- ------------- ------------
DJIM US                   -16.57%      21.68%       34.14%     30.16%      23.03%       16.87%
Russell 3000 Growth**     -22.42%      33.83%       35.02%     28.74%      21.88%       17.08%
----------------------- ------------ ----------- ---------- ----------- ------------- ------------

* Return from 12/31/95 to 12/31/00.



**Includes Reinvested Dividends.

The base date for the Index (the date that the Index started) is December 31, 1995 and the base value is set at 1000. The Index is reviewed quarterly, with component changes implemented on the third Friday of March, June, September and December. Changes due to the periodic review of the Index will be announced at least one week prior to the implementation date. This frequency assures that the Index reflects the latest trends and developments in the stock market and the companies' adherence to Islamic principles.


The Index is capitalization-weighted. It is calculated in real time, posted and disseminated every 5 seconds to major market-data vendors. Calculation of the index is based on Laspeyres' formula. It does not include reinvested dividends.

"Dow Jones" and "Dow Jones Islamic Market IndexSM" are service marks of Dow Jones & Company, Inc. and have been licensed for use by Allied Asset Advisors, Inc. in connection with the Fund. The Fund is not sponsored, endorsed, sold or promoted by Dow Jones, and Dow Jones makes no representation regarding the advisability of investing in the Fund. Dow Jones does not consider the needs of the Fund or its shareholders in determining, composing or calculating the Index or have any obligation to do so. See the Statement of Additional Information for more information about Dow Jones.

Shari`ah Supervisory Board
--------------------------------------------------------------------------------

The Index is reviewed quarterly and annually by the Shari`ah Supervisory Board (Shari`ah Board) and by Dow Jones for consideration of exclusion or inclusion of components. In addition, the Index is reviewed on an on-going basis to contemplate changes as a result of extraordinary events (e.g., de-listing, bankruptcy, merger or takeover). The Shari`ah Board is not affiliated with the Fund or the investment advisor and does not serve as a consultant to or otherwise have any relationship with the Fund or the investment advisor. The Shari`ah Board does not consider the objectives or needs of the Fund or its shareholders in determining, composing or calculating the Index. The Shari`ah Board is retained by Dow Jones & Company, Inc., to provide counsel on matters relating to the Shari`ah compliance of the Index's eligible components. All issues relating to business decisions of the Index, including Index composition changes, are within the province of Dow Jones upon consideration of recommendations put forth by the Shari`ah Board. As of the date of this Prospectus, the Shari`ah Board consisted of the following individuals:


----------------------------------- -------------------------------------------------------------------
Shari`ah Supervisory Board Member   Biography
 - Country
----------------------------------- -------------------------------------------------------------------

Shaykh Dr. Abdul Sattar Abu Ghuddah Dr.  Abu  Ghuddah  is a  senior  Shari`ah  Advisor  to Albaraka
 - Syria                            Investment Co. of Saudi Arabia.  He holds a PhD in Islamic Law.
                                    Dr. Abu Ghuddah has published  many  books on Islamic Financial
                                    transactions.   He was an advisor for Islamic Law Encyclopaedia
                                    (Kuwait  Awqaf  Ministry).   Dr.  Abu  Ghuddah  is a member and
                                    chairman of several reputed Islamic Shari`ah Boards.

----------------------------------- ---------------------------------------------------------------
Shaykh Justice Muhammad Taqi Usmani Mr. Usmani  has  been a member of the Supreme Court of Pakistan
 - Pakistan                         since  1982.  He  is  also  the  vice  president of Darul Uloom
                                    Karachi  and  the vice chair and deputy chairman of the Islamic
                                    Fiqh  Academy  (OIC),  Jeddah.   Mr.  Usmani  edits the monthly
                                    magazines Albalagh and Albalagh International. He is a chairman or member of the Shari`ah supervisory boards of a dozen Islamic banks and financial institutions worldwide.
----------------------------------- ---------------------------------------------------------------
Shaykh Nizam Yaquby                 Mr.  Yaquby  is a  member of the Islamic supervisory boards for
 - Bahrain                          several  Islamic  institutions, including the Arab Islamic Bank and  the  Abu  Dhabi Islamic Bank. His work has appeared in the following publications: Risalah Fi al-Tawbah, Qurrat al-`Ainayn
                                    fi   Fada  il  Birr  al-Walidayn,  Irshad  al-`Uqala`ila  Hukun
                                    al-Qira`h  min  al-Mushaf fi al-Salah, Tahqiq al-Amal fi Ikhraj
                                    Zakat al-Fitr bi al-Mal.
----------------------------------- ---------------------------------------------------------------
Shaykh Dr. Mohamed A. Elgari        Dr. Elgari  is an associate  professor of Islamic Economics and
 - Saudi Arabia                     the director of the Center for Research in Islamic Economics at
                                    King Abdulaziz  University in Saudi Arabia.  He is an expert at the Islamic Jurisprudence Academy (OIC), Jeddah.  Dr. Elgari is
                                    the editor of  the Review  of Islamic Economics.  He is also an advisor to several Islamic financial institutions worldwide and the author of many books on Islamic banking.
----------------------------------- ---------------------------------------------------------------
Shaykh Yusuf Talal DeLorenzo        Mr.  DeLorenzo  is  considered a leading Islamic scholar in the
 - United States                    United States. He has translated over twenty books from Arabic,
                                    Persian, and  Urdu  for publication  in  English  and has  been commissioned  to prepare a new  translation of the  Qur`an. Mr.
                                    DeLorenzo  compiled  the  first  English  translation  of legal rulings issued by Shari`ah supervisory boards on the operations of Islamic  banks. He is also a Shari`ah consultant to  several
                                    Islamic financial institutions  and was an  advisor  on Islamic education to the government of Pakistan.
----------------------------------- ----------------------------------------------------------------

Management of the Fund
--------------------------------------------------------------------------------
Investment Advisor


The Fund's investment advisor is Allied Asset Advisors, Inc. (AAA), located at 745 McClintock Drive, Suite 114, Burr Ridge, Illinois 60527. Subject to the general supervision of the Fund's Board of Trustees, AAA is responsible for the day-to-day investment decisions of the Fund in accordance with the Fund's investment objective and policies. In exchange for these services, AAA receives an annual management fee, which is calculated daily and paid monthly, according to the average daily net assets of the Fund. AAA is a subsidiary of the North American Islamic Trust (NAIT) that was formed in 2000 to manage the Fund. NAIT has managed the investment of endowment assets for over 20 years. Currently, these assets are valued in excess of $30 million. For more information about NAIT, see the Statement of Additional Information.

The Investment Advisory Agreement between the Fund and AAA provides that the annual management fee for the investment advisor will be 0.75% on the first $500 million in assets, 0.65% on the next $5 billion in assets and 0.50% on the amount of assets over $5.5 billion. However, AAA has entered into an Expense Waiver and Reimbursement Contract with the Fund whereby it has agreed to waive its fees and absorb expenses to the extent that the Fund's total annual operating expenses for Class M shares exceed 1.65% of net assets. AAA can recapture any expenses or fees it has waived or reimbursed within a three year period, however, the Fund is not obligated to pay any such deferred fees more than three years after the end of the fiscal year in which the fee was deferred. The Expense Waiver and Reimbursement Contract expires on June 29, 2002.


Custodian, Transfer Agent, Dividend Disbursing Agent and Fund Accountant

Firstar  Bank,  N.A.  serves as  custodian  for the Fund's cash and  securities.
Firstar Mutual Fund Services, LLC provides administrative, transfer agent, dividend disbursing, and fund accounting services to the Fund.

Distributor


Rafferty Capital Markets, Inc., serves as principal underwriter for the Fund and as such, is the exclusive agent for the distribution of shares of the Fund. Broker-Dealer organizations that have a sales agreement with the distributor may sell shares of the Fund. The Fund has adopted a 12b-1 plan with respect to the Class M shares that allows the Fund to pay a distribution fee limited to 0.75% of the Fund's average daily net assets for the sale and distribution of Class M shares. Because the fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost more than paying other types of sales charges.


Calculating Share Price

-------------------------------------------------------------------------------

Shares of the Fund are sold at their net asset value (NAV). The NAV for all shares of the Fund is determined as of the close of regular trading on the New York Stock Exchange (NYSE) (normally 4:00 p.m., Eastern Time) on every business day. NAV will not be calculated on days on which the NYSE is closed for trading. The NAV for Class M shares of the Fund is calculated by dividing the sum of the value of the securities held plus cash or other assets minus all liabilities by the total number of Class M shares outstanding of the Fund.


The Fund's investments are valued according to market value. When a market quote is not readily available, the security's value is based on "fair value" as determined by the investment advisor under supervision of the Fund's Board of Trustees.

If you place a good order (see "How to Purchase Shares") that is delivered to the Fund before the close of the regular trading session of the NYSE on any business day, your order will receive the share price determined for the Fund as of that day. If your order is received after the close of the regular trading session of the NYSE, it will receive the price determined on the next business day.


How to Purchase Shares
--------------------------------------------------------------------------------
To open an account, you must invest at least the minimum amount.

       Minimum                    To Open             To Add to
      Investments               Your Account        Your Account
    -------------------         ------------        -------------

    Regular accounts                $500                 $50
    IRA accounts                    $250                 $50

--------------------------------------------------------------------------------
Good Order Purchase Requests

When making a purchase request, make sure your request is in good order. "Good order" means your purchase request includes:

     |X|  the name of the Fund
     |X|  the dollar amount of shares to be purchased
     |X|  account application form or investment stub
     |X|  check payable to the "Dow Jones Islamic Index Fund"

Methods of Buying


Through a          You can purchase shares of the Fund through any broker-dealer
broker/dealer      organization  that  has  a sales  agreement  with  the Fund's
organization       distributor. The broker-dealer  organization  is responsible for sending your purchase order to the Fund. Please keep in mind that your broker-dealer may charge additional fees for its services.

By   mail          To open an  account,  complete  an account  application form and send it together  with your check to the address  below.
                   To make  additional  investments  once you have  opened your account,  send your check together with the detachable  form
                   that's   included  with  your  Fund  account   statement  or
                   confirmation. You may also send a letter stating the amount of your investment with your name, the name of the Fund and your account number together with a check to the address below. Checks should be made payable to "Dow Jones Islamic
                   Index Fund." No third party checks will be accepted. If your check is returned for any reason, a $25 fee will be assessed against your account.

                   Regular Mail                            Overnight Delivery
                   Dow Jones Islamic Index Fund            Dow Jones Islamic Index Fund
                   c/o Firstar Mutual Fund Services, LLC   c/o Firstar Mutual Fund Services, LLC
                   P.O. Box 701                            615 E. Michigan Street, Third Floor
                   Milwaukee, Wisconsin 53201-0701         Milwaukee, Wisconsin 53202


                   NOTE:The Fund does not consider the U.S. Postal Service or independent delivery services to be its agents. Therefore, when you deposit your account application form, additional purchase request, or redemption request in the mail or use other delivery services, or if your documents are simply in the transfer agent's post office box, that does not mean that the transfer agent or the Fund actually received those documents.

By telephone       To make additional investments by telephone,  you must check
                   the  appropriate  box  on  your  account   application  form
                   authorizing   telephone   purchases.   If  you  have   given
                   authorization for telephone transactions and your account has been open for at least 15 days, call the Fund toll free at 1-888-FUNDS-85 and you will be allowed to move money from your bank account to your Fund account upon request. Only bank accounts held at U.S. institutions that are Automated
                   Clearing House (ACH) members may be used for telephone transactions. For security reasons, requests by telephone will be recorded.

By wire To open an account or to make additional investments by wire, call 1-888-FUNDS-85 to notify the Fund of the incoming wire using the wiring instructions below:

                         Firstar Bank, N.A.
                         Milwaukee, WI  53202
                         ABA #:  042000013
                         Credit:  Firstar Mutual Fund Services, LLC
                         Account #:  112-952-137
                         Further Credit:  Dow Jones Islamic Index Fund, Class M
                                         (your name or the title on the account)
                                         (your account #)




Through an         If you intend to use the Automatic  Investment Plan ("AIP"),
automatic          you may open your account with an initial minimum investment
investment         of $100. Once your account has been opened, you may purchase
plan               investment  shares of the Fund through the AIP. You can have
                   money  automatically   transferred  from  your  checking  or
                   savings account on a weekly, bi-weekly, monthly, bi-monthly or quarterly basis. To be eligible for this plan, your bank must be a U.S. institution that is an ACH member. The Fund may modify or terminate the AIP at any time. The first AIP purchase will take place no earlier than 15 days after the transfer agent has received your request.


How to Sell Shares
--------------------------------------------------------------------------------

Methods of Selling

Through a          If you  purchased  your shares  through a  broker-dealer  or
broker/dealer      other financial  organization,  your redemption order may be
organization       placed through the same  organization.  The  organization is responsible for sending your redemption order to the Fund on a timely basis. Please keep in mind that your broker-dealer may charge additional fees for its services.

By mail            Send your written  redemption  request to the address below.
                   Your request should contain the Fund's name, your account number and the dollar amount or the number of shares to be redeemed. Be sure to have all shareholders sign the letter. Additional documents are required for certain types of shareholders, such as corporations, partnerships, executors, trustees, administrators, or guardians (i.e., corporate resolutions, or trust documents indicating proper authorization). Please see the Statement of Additional Information for more information.


                   Regular Mail                                Overnight Delivery
                   Dow Jones Islamic Index Fund                Dow Jones Islamic Index Fund
                   c/o Firstar Mutual Fund Services, LLC       c/o Firstar Mutual Fund Services, LLC
                   P.O. Box 701                                615 E. Michigan Street, Third Floor
                   Milwaukee, Wisconsin  53201-0701            Milwaukee, Wisconsin  53202

                   The Fund's transfer agent may require a signature guarantee for certain redemption requests such as redemption requests from IRA accounts, or redemption requests made payable to a person or an address not on record with the Fund. A signature guarantee assures that your signature is genuine and protects you from unauthorized account redemptions. You may obtain signature guarantees from most trust companies, commercial banks or other eligible guarantor institutions. A notary public cannot guarantee signatures.

By telephone       If you are  authorized  to  perform  telephone  transactions
                   (either  through  your  account   application   form  or  by
                   subsequent arrangement in writing with the Fund) you may redeem shares in any amount, but not less than $100, by calling 1-888-FUNDS-85. A signature guarantee is required of all shareholders to change or add telephone redemption privileges. For security reasons, requests by telephone will be recorded.

By  wire           To redeem  shares by wire,  call the Fund at  1-888-FUNDS-85 and specify the amount of money you wish to be wired. Your bank may charge a fee to receive wired funds. The transfer agent charges a $15 outgoing wire fee.


By writing a       On your account  application form, you may select the option
check              to  receive a  checkbook  so that you can  redeem  shares by writing checks against your Fund account. Checks may be made payable in the amount of $250 or more. Any checks drawn on a joint account will only require one signature. There is a $25 charge for stopping payment of a check upon your request, or if the transfer agent cannot honor a check due to insufficient funds or other valid reason. There will be a charge of $5 for issuing each checkbook.

through a          If you own shares  with a value of $10,000 or more,  you may
systematic         participate in the systematic  systematic  withdrawal  plan.
withdrawal         The systematic  withdrawal plan allows you to make automatic
plan               withdrawals  from  withdrawal  plan  your  Fund  account  at regular intervals. Money will be transferred from your Fund account to the checking or savings account you choose on your account application form. If you expect to purchase additional shares of the Fund, it may not be to your advantage to participate in the systematic withdrawal plan because of the possible adverse tax consequences of making contemporaneous purchases and redemptions.

When Redemption Proceeds Are Sent to You

Your shares will be redeemed at the NAV next determined after the Fund receives your redemption request in good order. Your redemption request cannot be processed on days the NYSE is closed.

--------------------------------------------------------------------------------
When making a redemption request, make sure your request is in good order. "Good order" means your letter of instruction includes:

          |X|  the name of the Fund
          |X|  the  dollar  amount  or  the  number  of  shares  to be  redeemed
          |X| signatures of all registered shareholders exactly as the shares are registered
          |X|  the account number
--------------------------------------------------------------------------------


All requests received in good order by the Fund before the close of the regular trading session of the NYSE (normally 4:00 p.m. Eastern Time) will usually be wired to the bank you indicate or mailed on the following day to the address of record. In all cases proceeds will be wired or a check mailed within seven calendar days after the Fund receives your redemption request.

If you purchase shares using a check and soon after request a redemption, the Fund will honor the redemption request, but will not mail or wire the proceeds until your purchase check has cleared (usually within 12 days).

Redemption In-Kind
If the amount you are redeeming is over the lesser of $250,000 or 1% of the Fund's net asset value, the Fund has the right to redeem your shares by giving you the amount that exceeds $250,000 or 1% of the Fund's net asset value in securities instead of cash.

Accounts with Low Balances


Due to the high cost of maintaining accounts with low balances, the Fund may mail you a notice if your account falls below $500 ($250 for IRA accounts) requesting that you bring the account back up to the minimum amount or close it out. (If you started your account with an AIP, you must continue your AIP until your minimum account balance has been attained.) If you do not respond to the request within 30 days, the Fund may close the account on your behalf and send you the proceeds.


Distributions and Taxes
--------------------------------------------------------------------------------
The Fund will distribute substantially all of the net investment income and net capital gains that it has realized on the sale of securities. These income and gains distributions will generally be paid once each year, on or before December
31. Distributions will automatically be reinvested in additional shares of the Fund, unless you elect to have the distributions paid to you in cash. If you choose to have distribution checks mailed to you and either the U.S. Postal service is unable to deliver the check to you or the check remains outstanding for at least 6 months, the Fund reserves the right to reinvest the check at the then current net asset value until you provide us with different instructions.

In general, Fund distributions are taxable to you as either ordinary income or capital gains. This is true whether you reinvest your distributions in additional Fund shares or receive them in cash. Any long-term capital gains the Fund distributes are taxable to you as long-term capital gains no matter how long you have owned your shares. If the Fund distributes realized gains soon after you purchase shares, a portion of your investment may be treated as a taxable distribution.

If you do not provide your social security or taxpayer identification number, or if the IRS instructs the Fund to do so, the Fund, by law, must withhold 31% of your taxable distributions.

When you sell your shares of the Fund, you may incur a capital gain or loss. The individual tax rate on any gain from the sale of your shares depends on your marginal tax rate and on how long you have held your shares.

Fund distributions and gains from the sale of your shares generally will be subject to state and local income tax. Non-U.S. investors may be subject to U.S. withholding tax. You should consult your tax advisor about the federal, state, local or foreign tax consequences of your investment in the Fund.

Shareholder Reports and Confirmations
--------------------------------------------------------------------------------

As a shareholder, you will be provided annual and semi-annual reports showing the Fund's portfolio investments and financial information. Account and tax statements will be mailed to you on an annual basis. You will also receive confirmations of your purchases and redemptions.

Financial Highlights
--------------------------------------------------------------------------------

The financial highlights table below is intended to help you understand the Fund's financial performance for the period of the Fund's operations. Certain information reflects financial results for a single Fund share. The total return in the table represents the rate that you would have earned or lost on an investment in the Fund (assuming you reinvested all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund's financial statements, is included in the Fund's annual report dated May 31, 2001, which is available upon request.

                                                               For the Period
                                                            February 15, 2001(1)
                                                               to May 31, 2001
                                                                   Class M
         Net Asset Value
            Beginning of Period                                     $8.23
                                                                    -----
         Operations
            Net Investment Income                                   (0.01)
            Net Realized and Unrealized Loss on Investments         (0.66)
                           Total from Operations                    (0.67)
         Net Asset Value
            End of Period                                          $ 7.56
                                                                    ======
         Total Investment Return                                    (8.14)%(2)
         Net Assets, End of Period                                  $4,594
         Ratios
            Expenses to Average Net Assets(3)                        1.65%(4)
            Net Investment Income to Average Net Assets(3)          (0.67)%(4)
            Portfolio Turnover Rate                                 20%(2)

          (1)  Commencement of Operations.
          (2)  Not annualized.
          (3) Without fees being reimbursed by the Advisor, the ratio of expenses to average net assets would have been 2.75%, and the ratio of net investment income to average net assets would have been (1.78)% for the period ended May 31, 2001.
          (4)  Annualized.



                               INVESTMENT ADVISOR
                                       AAA
                           Allied Asset Advisors, Inc.
                              Burr Ridge, Illinois


                                   DISTRIBUTOR
                         Rafferty Capital Markets, Inc.
                             White Plains, New York



                         INDEPENDENT PUBLIC ACCOUNTANTS

                              Deloitte & Touche LLP
                                Chicago, Illinois


                                  LEGAL COUNSEL
                       Vedder, Price, Kaufman, & Kammholz
                                Chicago, Illinois


                         ADMINISTRATOR, TRANSFER AGENT,
                               AND FUND ACCOUNTANT
                        Firstar Mutual Fund Services, LLC
                              Milwaukee, Wisconsin


                                    CUSTODIAN
                               Firstar Bank, N.A.
                                Cincinnati, Ohio





Where to find more information:

You can find more information about the Fund in the following documents:


Statement of Additional Information (SAI) dated October 1, 2001

The SAI for Class M of the Fund provides more details about the Fund's policies and management. The Fund's SAI is incorporated by reference into this Prospectus.

Annual and Semi-Annual Reports

The Fund's annual and semi-annual reports provide the most recent financial reports and portfolio investments. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year.

You can obtain a free copy of these documents or request other information about the Fund by calling the Fund at 1-877-417-6161, visiting the Fund's web-site at www.investaaa.com or by writing to:

Dow Jones Islamic Index Fund
c/o Allied Asset Advisors, Inc.
745 McClintock Drive, Suite 114
Burr Ridge, IL 60527


You may write to the Securities and Exchange Commission (SEC) Public Reference Room at the regular mailing address or the e-mail address below and ask them to mail you information about the Fund, including the SAI. They will charge you a fee for this duplicating service. You can also visit the SEC Public Reference Room and copy documents while you are there. For more information about the operation of the Public Reference Room, call the SEC at the telephone number below.

Public Reference Section
Securities and Exchange Commission
Washington, D.C.  20549-0102
publicinfo@sec.gov
1-202-942-8090

Reports and other information about the Fund are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov.
                                                      1940 Act File No. 811-9821





                                                                         Class K

                         Dow JonesSM Islamic Index Fund
                     A series of Allied Asset Advisors Funds

                       Statement of Additional Information


                               October 1, 2001




                               Investment Advisor
                                       AAA
                           Allied Asset Advisors, Inc.
                         745 McClintock Drive, Suite 114
                              Burr Ridge, IL 60527
                                 (630) 789-0453
                                 (877) 417-6161



This Statement of Additional Information relates to Class K shares of the Dow JonesSM Islamic Index Fund, which is the first mutual fund within the Allied Asset Advisors Funds family. The SAI is not a prospectus but should be read in conjunction with the Fund's current Prospectus dated October 1, 2001. To obtain the Prospectus, please visit the Fund's web-site at www.investaaa.com, call 1-877-417-6161 or write to the Fund as shown below:


                                  Regular Mail

                          Dow Jones Islamic Index Fund
                         c/o Allied Asset Advisors, Inc.
                         745 McClintock Drive, Suite 114
                              Burr Ridge, IL 60527

The  Fund's  audited   financial   statements  for  the  period  June  29,  2000
(commencement of operations) through May 31, 2001, are incorporated herein by reference to the Fund's Annual Report. A copy of the Annual Report may be obtained without charge by calling the Fund at 1-877-417-6161 or writing to the Fund as shown above.




                                TABLE OF CONTENTS

Investment Restrictions........................................................3

Investment Objective and Strategies............................................4

More About Dow JonesSM.........................................................5

The Trust......................................................................7

Management of the Fund.........................................................8

Investment Advisor............................................................10

Code of Ethics................................................................10

Administrative Services.......................................................10

Distributor...................................................................11

Pricing of Shares.............................................................11

Purchasing Shares.............................................................11

Redemption of Shares..........................................................12

Brokerage Allocation and Other Practices......................................12

Additional Information on Distributions and Taxes.............................13

Performance Information.......................................................15

Independent Public Accountants................................................16

Counsel.......................................................................16

Financial Statements..........................................................16



Investment Restrictions
--------------------------------------------------------------------------------

Fundamental Restrictions


The Fund has adopted the following fundamental investment policies and restrictions that cannot be changed without the approval of a "majority of the outstanding voting securities" of the Fund. Under the Investment Company Act of 1940 (the "1940 Act"), a "majority of the outstanding voting securities" of a fund means the vote of:


          (1)  more than 50% of the outstanding  voting  securities of the fund;
               or

          (2) 67% or more of the voting securities of the fund present at a meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, whichever is less.

The Fund may not:

1. Make loans except as permitted under the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

2. Borrow money, except as permitted under the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

3. Concentrate its investments in a particular industry, as that term is used in the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

4. Purchase or sell real estate, which term does not include securities of companies which deal in real estate and or mortgages or investments secured by real estate, or interests therein, except that the Fund reserves freedom of action to hold and to sell real estate acquired as a result of the Fund's ownership of securities.

5. Engage in the business of underwriting securities, except to the extent that the Fund may be deemed to be an underwriter in connection with the disposition of portfolio securities.

6. Issue senior securities, except as permitted under the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

7.   Purchase   physical   commodities   or   contracts   relating  to  physical
     commodities.

Non-Fundamental Restrictions

As a matter of non-fundamental policy, the Fund currently does not intend to :

1. Borrow money in an amount greater than 5% of its total assets, except for temporary or emergency purposes;

2.   Purchase securities on margin or make short sales;

3.   Enter into futures contracts or purchase options thereon; and

4.   Invest more than 15% of its net assets in illiquid securities.

Investment Objective and Strategies
--------------------------------------------------------------------------------

The Fund seeks to match the total return of the Dow Jones Islamic Market USA IndexSM (the "Index"), a diversified compilation of equity securities considered by Dow Jones' Shari'ah Supervisory Board to be in compliance with Islamic Shari'ah principles. Because the Fund is a diversified Fund, there is a possibility that the Fund may be unable to track the composition of the Index if the Index becomes non-diversified.

The following discussion supplements the information regarding the investment objective of the Fund and the policies to be employed to achieve this objective as set forth above and in the Fund's Prospectus.

When-Issued and Delayed Delivery Transactions. The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which a fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause a fund to miss a price or yield considered advantageous. Settlement dates may be a month or more after entering into these transactions and the market values of the securities purchased may vary from the purchase prices. The Fund may dispose of a commitment prior to settlement if the investment advisor deems it appropriate to do so. In addition, the Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments. These transactions are made to secure what is considered to be an advantageous price or yield for the Fund. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Fund sufficient to make payment for the securities to be purchased are segregated on the Fund's records at the trade date. These assets are marked to market daily and are maintained until the transaction is settled.

Restricted Securities. Securities that have legal or contractual restrictions on their resale may be acquired by the Fund. The price paid for these securities, or received upon resale, may be lower than the price paid or received for similar securities with a more liquid market. Accordingly, the valuation of these securities reflects any limitation on their liquidity.

Other Investment Companies. Subject to applicable statutory and regulatory limitations, the assets of the Fund may be invested in shares of other investment companies.

Percentage Restrictions. If a percentage restriction on investment or utilization of assets set forth in this Statement of Additional Information or referred to in the Prospectus is adhered to at the time an investment is made or assets are so utilized, a later change in percentage resulting from changes in the value of the portfolio securities is not considered a violation of the policy.


Temporary Investments. In response to severe or unusual adverse market, economic, political or other conditions, the Fund may make temporary investments that are not consistent with its investment objective and principal investment strategies. The Fund cannot invest in interest-paying instruments frequently used by mutual funds for this purpose and therefore may hold a substantial portion of its net assets in cash as a temporary defensive measure. If the Fund's investments in cash increase, the Fund may not achieve its investment objective. Severe or unusual adverse conditions may include excessive volatility or a prolonged general decline in the securities markets or the U.S. economy. The Advisor may also hold cash to maintain liquidity.


More About Dow JonesSM

-------------------------------------------------------------------------------

The financial ratio filters (based on the criteria set up by the Shari`ah Supervisory Board) that are applied to remove companies with unacceptable levels of debt or impure interest income when constituting the Dow Jones Islamic Market USA IndexSM are:

     1. Total debt divided by trailing twelve-month average market capitalization is equal to or greater than 33%. (Note: total debt = short-term debt + current portion of long-term debt + long-term debt).


     2.   Accounts  receivables  divided by total  assets is equal to or greater
          than  45%.  (Note:   accounts  receivables  =  current  receivables  +
          long-term receivables).


          Sum of cash and interest bearing securities divided by trailing twelve-month average market capitalization is equal to or greater than 33%.

Companies that pass the above screens are included in the Index's investable universe from which Index components are selected. The steps taken to select the components of the Index are as follows:


     1. Rank companies both by market cap and by the daily average dollar turnover for the preceding quarter.


     2. Calculate a combination score for each stock by equally weighting its market value rank and turnover rank.


     3.   Sort stocks into their respective industry groups by country.


     4. Based on their combination score rank, select those companies of each industry group in each country whose cumulative market capitalization is closest to 95% of the total market capitalization of the industry group.

Securities are selected for the Dow Jones Islamic Market IndexSM so as to represent the most liquid securities meeting the Shari`ah investment criteria in the market, and to reflect the industry breakdown of the global market. Additional factors considered when applying the process described above include relative size and turnover, country and economic weightings, and the relative financial health of the companies.


"Dow Jones," "Dow Jones Islamic Market USA IndexSM" and "DJIM" are service marks of Dow Jones & Company, Inc. Dow Jones has no relationship to the Fund or its investment advisor, other than the licensing of the Dow Jones Islamic Market IndexSM and its service marks for use in connection with the Fund.

Dow Jones does not sponsor, endorse, sell or promote the Fund; recommend that any person invest in the Fund or any other securities; have any responsibility or liability for or make any decisions about the timing, amount or pricing of the Fund; have any responsibility or liability for the administration, management or marketing of the Fund; consider the needs of the Fund or the owners of the Fund in determining, composing or calculating the Index or have any obligation to do so.

Dow Jones will not have any liability in connection with the Fund. Specifically, Dow Jones does not make any warranty, express or implied, and Dow Jones disclaims any warranty about: (1) the results to be obtained by the Fund, the owners of the Fund or any other person in connection with the use of the Dow Jones Islamic Market Index and the data included in the Index; (2) the accuracy or completeness of the Index and its data; and (3) the merchantability and the fitness for a particular purpose or use of the Index and its data.

Although Dow Jones uses reasonable efforts to comply with its guidelines regarding the selection of components in the Index, Dow Jones disclaims any warranty of compliance with Shari'ah Law or other Islamic principles. Dow Jones will have no liability for any errors, omissions or interruptions in the Index or its data. Under no circumstances will Dow Jones be liable for any lost profits or indirect, punitive, special or consequential damages or losses, even if Dow Jones knows that they might occur. The licensing agreement between the Fund's investment advisor and Dow Jones is solely for their benefit and not for the benefit of the owners of the Fund or any other third parties.


The Trust
--------------------------------------------------------------------------------


Allied Asset Advisors Funds (the "Trust"), an open-end management investment company, was organized as a Delaware business trust on January 14, 2000. The Trust currently offers one series of shares to investors, Dow JonesSM Islamic Index Fund (the "Fund") which consists of two classes: Classes K and M. The Fund is a diversified series and has its own investment objective and policies. The Trust may start another series and offer shares of a new fund under the Trust at any time. The Fund's registered office in Delaware is The Corporation Trust Company, 1209 Orange Street, Wilmington, Delaware 19801 and its principal office is at 745 McClintock Drive, Suite 114, Burr Ridge, Illinois 60527.

Shares, when issued, will be fully paid and nonassessable. Shares of the Fund have equal dividend, voting, liquidation and redemption rights, and are voted in the aggregate and not by class except in matters where a separate vote is required by the 1940 Act or when the matter affects only the interest of a particular class. The beneficial interest of the Trust is divided into an unlimited number of shares, with no par value. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each full share owned and fractional votes for fractional shares owned. The Trust does not normally hold annual meetings of shareholders. The Trustees shall promptly call and give notice of a meeting of shareholders for the purpose of voting upon removal of any Trustee when requested to do so in writing by shareholders holding 10% or more of the Trust's outstanding shares. The Trust will comply with the provisions of Section 16(c) of the 1940 Act in order to facilitate communications among shareholders. Shares will be maintained in open accounts on the books of the transfer agent, and certificates for shares will generally not be issued, except for special requests.

Each share of the Fund represents an equal proportionate interest in the assets and liabilities belonging to the Fund with every other share of the Fund and is entitled to such dividends and distributions out of the income belonging to the Fund as are declared by the Trustees. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any Fund into a greater or lesser number of shares of that Fund so long as the proportionate beneficial interests in the assets belonging to that Fund and the rights of shares of any other Fund are in no way affected. In case of any liquidation of a Fund, the holders of shares of the Fund being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that Fund. Expenses attributable to any Fund are borne by that Fund. Likewise, expenses attributable to any class are borne specifically by that class. Class K shares of the Fund are not subject to a Distribution and Shareholder Servicing Plan. Class M shares of the Fund are subject to Distribution (Rule 12b-1) and Shareholder Servicing expenses and are discussed in the Class M Prospectus and Statement of Additional Information.


Any general expenses of the Trust not readily identifiable as belonging to a particular Fund are allocated by or under the direction of the Trustees in such manner as the Trustees allocate such expenses on the basis of relative net assets or number of shareholders. No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

The assets of the Fund received for the issue or sale of its shares, and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, shall constitute the underlying assets of the Fund. In the event of the dissolution or liquidation of the Fund, the holders of shares of the Fund are entitled to share pro rata in the net assets of the Fund available for distribution to shareholders.

If they deem it advisable and in the best interests of shareholders, the Trustees may create additional series of shares, each of which represents interests in a separate portfolio of investments and is subject to separate liabilities, and may create multiple classes of shares of such series, which may differ from each other as to expenses and dividends. If additional series or classes of shares are created, shares of each series or class are entitled to vote as a series or class only to the extent required by the 1940 Act as permitted by the Trustees. Upon the Trust's liquidation, all shareholders of a series would share pro-rata in the net assets of such series available for distribution to shareholders of the series, but, as shareholders of such series, would not be entitled to share in the distribution of assets belonging to any other series.

Management of the Fund
--------------------------------------------------------------------------------


The Trust's Board of Trustees governs the Trust. The Board of Trustees consists of five individuals, three of whom are not "interested persons" of the Trust as that term is defined in Section 2(a)(19) of the 1940 Act. Currently there is one vacancy on the Board. The Trustees meet throughout the year to oversee the Trust's activities, review contractual arrangements with companies that provide services to the Fund, and decide upon matters of general policy with respect to the Fund. The names and business addresses of the Trustees and officers of the Trust, together with information as to their principal occupations during the past five years, are listed below:



------------------------------- ---------- -------------------- ----------------------------------------------
           Name and Address        Age       Position/Office    Principal Occupations during the Past Five
                                             with the Trust                         Years
------------------------------- ---------- -------------------- ----------------------------------------------
*Bassam Osman                      50      Trustee,             Medical Doctor, Bassam Osman, M.D., SC LTD
745 McClintock Drive, Suite 114            Chairperson and      (1980 - present)
Burr Ridge, IL  60527                      President
------------------------------- ---------- -------------------- ----------------------------------------------
*Muzamil Siddiqi                   64      Trustee              General  Manager,  North  American Islamic
745 McClintock Drive, Suite 114                                 Trust, Inc. (1984 - present)
Burr Ridge, IL  60527
------------------------------- ---------- -------------------- ----------------------------------------------
Abdalla Idris Ali                  52      Disinterested        Director,   Center   of   Islamic Studies,
745 McClintock Drive, Suite 114            Trustee              Kansas    City,  Missouri  (1998-present);
Burr Ridge, IL  60527                                           Principal,  ISNA  Islamic School, Toronto,
                                                                 Ontario, Canada (1998 - Present)
------------------------------- ---------- -------------------- ----------------------------------------------
Jamal Said                         44      Disinterested        Religious   Director,  Mosque  Foundation,
745 McClintock Drive, Suite 114            Trustee              Bridgeview, Illinois
Burr Ridge, IL  60527
------------------------------- ---------- -------------------- ----------------------------------------------
Mohammed Kaiseruddin               57      Disinterested        Nuclear  Engineer, Sargent & Lundy (1973 -
745 McClintock Drive, Suite 114            Trustee              present)
Burr Ridge, IL  60527
------------------------------- ---------- -------------------- ----------------------------------------------
Omar Haydar                        27      Secretary and        Mutual   Fund  Coordinator,  Allied  Asset
745 McClintock Drive, Suite 114            Treasurer            Advisors (April 2000-present); Information
Burr Ridge, IL  60527                                           Technology Consultant, Teksystems/Skidmore
                                                                Owings  &  Merrill  LLP (June 1999 - April
                                                                2000); Law Clerk,  Goodman  & Witanen (May
                                                                1998 -  June  1998);  - Program  Director,
                                                                English   Language   Service  Summer  ISNA
                                                                Program  (June  1996  -  August 1996); Law
                                                                Student, Chicago Kent College of Law (1995
                                                                - 2000)
------------------------------- ---------- -------------------- ----------------------------------------------

* This trustee is deemed to be an "interested person" of the Trust as that term is defined in Section 2(a)(19) of the 1940 Act.


Trustee Compensation. The trustees serve without compensation, but will be reimbursed for expenses incurred in connection with attendance at Board meetings. The table below details the amount of compensation received by the Trustees from the Trust for the period June 29, 2000 through May 31, 2001. Presently, none of the executive officers receive compensation from the Trust.


----------------------- ------------- ----------------------- ----------------- -----------------------
                          Aggregate    Pension or Retirement                     Total Compensation
Name and Position        Compensation   Benefits Accrued As     Annual Benefits   from Trust Paid to
                          From Trust   Part of Trust Expenses   Upon Retirement        Trustees
----------------------- ------------- ----------------------- ----------------- -----------------------
Bassam Osman             None             None                  None                None
Muzamil Siddiqi          None             None                  None                None
Abdalla Idris Ali        None             None                  None                None
Jamal Said               None             None                  None                None
Mohammead Kaiseruddin    None             None                  None                None
Omar Haydar              None             None                  None                None



Control Persons, Principal Holders of Securities and Management Ownership. The following table provides the name and address of any person who owns of record or beneficially 5% or more of the outstanding Class K shares of the Fund as of August 31, 2001. Control persons are persons deemed to control the Fund because they own beneficially over 25% of the outstanding securities. Control persons could affect the outcome of proxy voting or the direction of management of the Fund. Principal holders are persons that own beneficially 5% or more of the Fund's outstanding Class K shares.



------------------------------------------ -------------------- -------------------- -------------------------

Name and Address                                 Shares             % Ownership      Type of Ownership

------------------------------------------ -------------------- -------------------- -------------------------


North American Islamic Trust                  2,396,093.22             89.6%            Record
745 McClintock Drive, Suite 114
Burr Ridge, IL  60527

As of August 31, 2001, the Trustees and Officers, as a group, owned less than 1% of the Fund's outstanding shares.




Investment Advisor
--------------------------------------------------------------------------------
Allied Asset Advisors, Inc. (defined as "AAA" or "Investment Advisor") is a Delaware corporation that serves as investment manager to the Fund pursuant to an Investment Management Agreement dated as of June 29, 2000. AAA is a wholly owned subsidiary of The North American Islamic Trust ("NAIT"). NAIT is a non-profit entity that qualifies as a tax-exempt organization under Section 501(c)(3) of the Internal Revenue Code. The purpose of NAIT is to serve Islam and Muslims.

This Investment Management Agreement is effective for an initial term of two years and will continue on a year-to-year basis thereafter, provided that specific approval is voted at least annually by the Board of Trustees of the Trust or by the vote of the holders of a majority of the outstanding voting securities of the Fund. In either event, it must also be approved by a majority of the Trustees of the Trust who are neither parties to the Agreement nor interested persons of any such party as defined in the 1940 Act at a meeting called for the purpose of voting on such approval. The Agreement may be terminated upon 60 days notice, without the payment of any penalty, by vote of a majority of the outstanding voting securities of the Fund.


For the services provided by AAA under the Agreement, the Trust, on behalf of the Fund, has agreed to pay to AAA an annual fee of 0.75% on the first $500 million in assets, 0.65% on the next $5 billion in assets and 0.50% on the amount of assets over $5.5 billion. All fees are computed on the average daily closing net asset value of the Fund and are payable monthly. The fee is higher than the fee paid by most other index mutual funds. The Advisor earned $133,425 during the period of June 29, 2000 through May 31, 2001, all of which was waived. The Advisor has also waived an additional $57,618 of the Fund's expenses. The Advisor may recapture any expenses or fees it has waived or reimbursed within a three-year period.


Code of Ethics

--------------------------------------------------------------------------------
The Trust, the Investment Advisor and the Distributor have each adopted a written Code of Ethics that governs the personal securities transactions of their board members, officers and employees who may have access to current trading information of the Trust. The Code permits such persons to invest in securities for their personal accounts including securities that may be purchased or held by the Trust. The Code restricts and limits, absent prior approval, certain types of transactions and includes reporting and other obligations to monitor personal transactions.


Administrative Services
--------------------------------------------------------------------------------

Administrator, Fund Accountant, Transfer Agent and Dividend Disbursing Agent Firstar Mutual Fund Services, LLC, 615 East Michigan Street, Milwaukee, Wisconsin 53202, a subsidiary of Firstar Bank, N.A., provides administrative personnel and services (including blue-sky services) to the Fund. Administrative services include, but are not limited to, providing office space, equipment, telephone facilities, various personnel, including clerical and supervisory, and computers, as is necessary or beneficial to provide compliance services to the Fund. The Fund paid $32,253 for administrative services during the fiscal year ended May 31, 2001. Firstar Mutual Fund Services, LLC also serves as fund accountant, transfer agent and dividend disbursing agent under separate agreements.


Custodian

Firstar Bank, N.A. , 425 Walnut Street, Cincinnati, Ohio 45202, is custodian for the securities and cash of the Fund. Under the Custodian Agreement, Firstar Bank, N.A., holds the Fund's portfolio securities in safekeeping and keeps all necessary records and documents relating to its duties.


Distributor

--------------------------------------------------------------------------------
Rafferty Capital Markets, Inc., 1311 Mamaroneck Avenue, White Plains, New York 10605 (the "Distributor"), serves as the principal underwriter and national distributor for the shares of the Fund pursuant to a Distribution Agreement with the Trust dated as of June 29, 2000 (the "Distribution Agreement"). The Distributor is registered as a broker-dealer under the Securities Exchange Act of 1934 and each state's securities laws and is a member of the NASD. The offering of the Fund's shares is continuous. The Distribution Agreement provides that the Distributor, as agent in connection with the distribution of Fund shares, will use its best efforts to distribute the Fund's shares.


Pricing of Shares
--------------------------------------------------------------------------------

Shares of the Fund are sold on a continual basis at the net asset value per share next computed following acceptance of an order by the Fund. The Fund's net asset value per share for the purpose of pricing purchase and redemption orders is determined at the close of normal trading (normally 4:00 p.m. Eastern Time) on each day the New York Stock Exchange is open for trading. The NYSE is closed on the following holidays: New Year's Day, Martin Luther King, Jr. Day,
Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day.

Securities listed on a U.S. securities exchange or NASDAQ for which market quotations are readily available are valued at the last quoted sale price on the day the valuation is made. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted U.S. securities and listed U.S. securities not traded on the valuation date for which market quotations are readily available are valued at the most recent quoted bid price.


Purchasing Shares
--------------------------------------------------------------------------------
Shares of the Fund are sold in a continuous offering and may be purchased on any business day through authorized investment dealers or directly from the Fund.

Stock Certificates and Confirmations. The Fund does not generally issue stock certificates representing shares purchased. Confirmations of the opening of an account and of all subsequent transactions in the account are forwarded by the Fund to the shareholder's address of record. If a shareholder needs stock certificates, the Fund can issue them under special requests.


Special Incentive Programs. At various times the Fund may implement programs under which a dealer's sales force may be eligible to win nominal awards for certain sales efforts or recognition program conforming to criteria established by the Fund, or participate in sales programs sponsored by the Fund. In addition, AAA or the Distributor, in its discretion may from time to time, pursuant to objective criteria, sponsor programs designed to reward selected dealers for certain services or activities that are primarily intended to result in the sale of shares of the Fund. These programs will not change the price you pay for your shares or the amount that the Fund will receive from the sale.


Redemption of Shares
--------------------------------------------------------------------------------

Signature Guarantees. If a shareholder requests that redemption proceeds be sent to an address other than that on record with the Fund or proceeds be made payable to someone other than to the shareholder(s) of record, the written request must have signatures guaranteed by:

o a trust company or commercial bank whose deposits are insured by the Bank Insurance Fund, which is administered by the Federal Deposit Insurance Company ("FDIC");

o    a member of the New York,  Boston,  American,  Midwest,  or  Pacific  Stock
     Exchange;

o a savings bank or savings association whose deposits are insured by the Savings Association Insurance Fund, which is administered by the FDIC; or

o any other "eligible guarantor institution" as defined in the Securities Exchange Act of 1934.

The Fund does not accept signatures guaranteed by a notary public.

The Fund and its transfer agent have adopted standards for accepting signature guarantees from the above institutions. The Fund may elect in the future to limit eligible signature guarantors to institutions that are members of a signature guarantor program. The Fund and its transfer agent reserve the right to amend these standards at any time without notice.


Additional Documentation. Additional documents are required for certain types of
shareholders,   such  as  corporations,   partnerships,   executors,   trustees,
administrators, or guardians. The Fund's transfer agent requires documents from entities to identify individuals possessing authority to redeem shares from the Fund. The documentation may include corporate resolutions, partnership agreements, trust instruments or plans that give such authority to the individual.

Redemption In-Kind. If the amount you are redeeming is over the lesser of $250,000 or 1% of the Fund's net asset value, the Fund has the right to redeem your shares by giving you the amount that exceeds $250,000 or 1% of the Fund's net asset value in securities instead of cash.


Brokerage Allocation and Other Practices

--------------------------------------------------------------------------------

AAA places the Fund's portfolio securities transactions, taking into account the costs, promptness of executions and other qualitative considerations. There is no pre-existing commitment to place orders with any broker, dealer or member of an exchange. AAA evaluates a wide range of criteria in placing the Fund's portfolio securities transactions, including the broker's commission rate, execution capability, positioning and distribution capabilities, information in regard to the availability of securities, trading patterns, statistical or factual information, opinions pertaining to trading strategy, back office efficiency, ability to handle difficult trades, financial stability, and prior performance in servicing AAA and its clients. In transactions on securities executed in the over-the-counter market, purchases and sales are transacted directly with dealers on a principal basis.



AAA, when effecting purchases and sales of portfolio securities for the account of the Fund, will seek execution of trades either (1) at the most favorable and competitive rate of commission charged by any broker, dealer or member of an exchange, or (2) at a higher rate of commission charges, if reasonable, in relation to brokerage and research services provided to the Fund or AAA by such member, broker, or dealer. Such services may include, but are not limited to, any one or more of the following: information as to the availability of securities for purchase or sale, statistical or factual information, or opinions pertaining to investments. AAA may use research and services provided by brokers and dealers in servicing all its clients, including the Fund, and AAA will not necessarily use all such services in connection with the Fund. In accordance with the provisions of Section 28(e) of the 1934 Act, AAA may from time to time receive services and products which serve both research and non-research functions. In such event, AAA makes a good faith determination of the anticipated research and non-research use of the product or service and allocates brokerage only with respect to the research component. Brokerage may also be allocated to dealers in consideration of the Fund's share distribution but only when execution and price are comparable to that offered by other brokers. During the period June 29, 2000 through May 31, 2001, the Fund paid $20,482 in total brokerage commissions.


If AAA provides investment advisory services to individuals and other institutional clients, there may be occasions on which other investment advisory clients advised by AAA may also invest in the same securities as the Fund. When these clients buy or sell the same securities at substantially the same time, the AAA may average the transactions as to price and allocate the amount of available investments in a manner, which it believes to be equitable to each client, including the Fund. On the other hand, to the extent permitted by law, AAA may aggregate the securities to be sold or purchased for the Fund with those to be sold or purchased for other clients managed by it in order to obtain lower brokerage commissions, if any.

Because of the Fund's indexing investment strategy, it generally only sells securities to generate cash to satisfy redemption requests, or to rebalance its portfolio to track the target index. As a result, the Fund's portfolio turnover rate is expected to be low. The portfolio turnover rate is calculated by dividing the lesser of the Fund's annual sales or purchases of portfolio securities (exclusive of purchases or sales of securities whose maturities at the time of acquisition were one year or less) by the monthly average value of the securities in the portfolio during the year.

Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc. and subject to seeking the most favorable combination of net price and execution available, the Advisor may consider sales of shares of the Fund as a factor in the selection of broker-dealers to execute portfolio transactions for the Fund.

Additional Information on Distributions and Taxes
--------------------------------------------------------------------------------
Distributions

A shareholder will automatically receive all income dividends and capital gain distributions in additional full and fractional shares of the Fund at their net asset value as of the date of payment unless the shareholder elects to receive such dividends or distributions in cash. The reinvestment date normally precedes the payment date by about seven days although the exact timing is subject to change. Shareholders will receive a confirmation of each new transaction in their account. The Trust will confirm all account activity, including the payment of dividend and capital gain distributions and transactions made as a result of a Systematic Withdrawal Plan or an Automatic Investment Plan. Shareholders may rely on these statements in lieu of stock certificates.

Taxes

Distributions of net investment income. The Fund receives income generally in the form of dividends on its investments. This income, less expenses incurred in the operation of the Fund, constitutes the Fund's net investment income from which dividends may be paid to you. Any distributions by the Fund from such income will be taxable to you as ordinary income, whether you take them in cash or in additional shares.

Distributions of capital gains. The Fund may derive capital gains and losses in connection with sales or other dispositions of its portfolio securities. Distributions from net short-term capital gains will be taxable to you as ordinary income. Distributions from net long-term capital gains will be taxable to you as long-term capital gain, regardless of how long you have held your shares in the Fund. Any net capital gains realized by the Fund generally will be distributed once each year, and may be distributed more frequently, if necessary, in order to reduce or eliminate excise or income taxes on the Fund.

Information on the tax character of distributions. The Fund will inform you of the amount of your ordinary income dividends and capital gains distributions at the time they are paid, and will advise you of their tax status for federal income tax purposes shortly after the close of each calendar year. If you have not held Fund shares for a full year, the Fund may designate and distribute to you, as ordinary income or capital gain, a percentage of income that is not equal to the actual amount of such income earned during the period of your investment in the Fund.


Election to be taxed as a regulated investment company. The Fund is qualified, and intends to continue to qualify, as a regulated investment company under Subchapter M of the Internal Revenue Code during the current fiscal year. As a regulated investment company, the Fund generally pays no federal income tax on the income and gains it distributes to you. The Board reserves the right not to maintain the qualification of the Fund as a regulated investment company if it determines such course of action to be beneficial to shareholders. In such case, the Fund will be subject to federal, and possibly state corporate taxes on its taxable income and gains, and distributions to you will be taxed as ordinary dividend income to the extent of the Fund's earnings and profits.


Excise tax distribution requirements. To avoid federal excise taxes, the Internal Revenue Code requires the Fund to distribute to you by December 31 of each year, at a minimum, the following amounts: 98% of its taxable ordinary income earned during the calendar year; 98% of its capital gain net income earned during the twelve month period ending October 31; and 100% of any undistributed amounts from the prior year. The Fund intends to declare and pay these amounts in December (or in January that are treated by you as received in December) to avoid these excise taxes, but can give no assurances that its distributions will be sufficient to eliminate all taxes.

Redemption of Fund shares. By law, redemptions and exchanges of Fund shares are taxable transactions for federal and state income tax purposes. If you redeem your Fund shares, the IRS will require that you report a gain or loss on your redemption or exchange. If you hold your shares as a capital asset, the gain or loss that you realize will be capital gain or loss and will be long-term or short-term, generally depending on how long you hold your shares. Any loss incurred on the redemption or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gains distributed to you by the Fund on those shares.

By law, all or a portion of any loss that you realize upon the redemption of your Fund shares will be disallowed to the extent that you buy other shares in the Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules will be added to your tax basis in the new shares you buy.

Dividends-received deduction for corporations. If you are a corporate shareholder, you should note that it is expected that a portion of the dividends paid by the Fund will qualify for the dividends-received deduction. In some circumstances, you will be allowed to deduct these qualified dividends, thereby reducing the tax that you would otherwise be required to pay on these dividends. The dividends-received deduction will be available only with respect to dividends designated by the Fund as eligible for such treatment. All dividends (including the deducted portion) must be included in your alternative minimum taxable income calculation.

Investment in complex securities. The Fund may invest in complex securities. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by the Fund are treated as ordinary income or capital gain, accelerate the recognition of income to the Fund and/or defer the Fund's ability to recognize losses. In turn, these rules may affect the amount, timing or character of the income distributed to you by the Fund.

Performance Information
--------------------------------------------------------------------------------

Total Return. Average annual total return quotations used in the Fund's advertising and promotional materials are calculated according to the following formula:

                                 P(1 +T)n = ERV

where P equals a hypothetical initial payment of $1,000; T equals average annual total return; n equals the number of years; and ERV equals the ending redeemable value at the end of the period of a hypothetical $1,000 payment made at the beginning of the period.

Under the foregoing formula, the time periods used in advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertising for publication. Average annual total return, or "T" in the above formula, is computed by finding the average annual compounded rates of return over the period that would equate the initial amount invested to the ending redeemable value. Average annual total return assumes the reinvestment of all dividends and distributions.

Cumulative Total Return. Cumulative total return represents the simple change in value of an investment over a stated period and may be quoted as a percentage or as a dollar amount. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship between these factors and their contributions to total return.

Other Information. The Fund's performance data quoted in advertising and other promotional materials represents past performance and is not intended to predict or indicate future results. The return and principal value of an investment in a Fund will fluctuate, and an investor's redemption proceeds may be more or less than the original investment amount.

If permitted by applicable law, the Fund may be compared to data prepared by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., Morningstar, Inc., the Donoghue Organization, Inc. or other independent services which monitor the performance of investment companies, and may be quoted in advertising in terms of its ranking in each applicable universe. In addition, the Fund may use performance data reported in financial and industry publications, including Barron's, Business Week, Forbes, Fortune, Investor's Daily, IBC/Donoghue's Money Fund Report, Money Magazine, The Wall Street Journal, USA Today and others.


In addition to the Index, the Fund may from time to time use other unmanaged indices for performance comparison purposes including:


o S&P 500 - The S&P 500 is an index of 500 stocks designed to track the overall equity market's industry weightings. Most, but not all, large capitalization stocks are in the index. There are also some small capitalization names in the index. The list is maintained by Standard & Poor's Corporation. It is market capitalization weighted. There are always 500 issuers in the S&P 500. Changes are made by Standard & Poor's as needed.


o Russell 3000 Growth Index - The Russell 3000 Growth Index takes the largest 3,000 U.S. companies based on market capitalization and measures the performance of those with higher price-to-book ratios and higher forecasted growth values.

Independent Public Accountants

--------------------------------------------------------------------------------


Deloitte & Touche LLP, Two Prudential Plaza, 180 North Stetson Avenue, Chicago, Illinois, 60601-6779, serves as the Fund's independent public accountants, whose services include auditing the Fund's financial statements.


Counsel
--------------------------------------------------------------------------------

Vedder, Price, Kaufman, & Kammholz, 222 North LaSalle Street, Chicago, Illinois 60601-1003, is counsel for the Fund.


Financial Statements
-------------------------------------------------------------------------------


The audited financial statements for the Fund are incorporated by reference to the Fund's Annual Report for the period June 29, 2000 through May 31, 2001, as filed with the Securities and Exchange Commission.




                                                                        Class M


                         Dow JonesSM Islamic Index Fund
                     A series of Allied Asset Advisors Funds

                       Statement of Additional Information


                                 October 1, 2001




                               Investment Advisor
                                       AAA
                           Allied Asset Advisors, Inc.
                         745 McClintock Drive, Suite 114
                              Burr Ridge, IL 60527
                                 (630) 789-0453
                                 (877) 417-6161


This Statement of Additional Information relates to Class M shares of the Dow JonesSM Islamic Index Fund, which is the first mutual fund within the Allied Asset Advisors Funds family. The SAI is not a prospectus but should be read in conjunction with the Fund's current Prospectus dated October 1, 2001. To obtain the Prospectus, please visit the Fund's web-site at www.investaaa.com, call 1-877-417-6161 or write to the Fund as shown below:


                                  Regular Mail

                          Dow Jones Islamic Index Fund
                         c/o Allied Asset Advisors, Inc.
                         745 McClintock Drive, Suite 114
                              Burr Ridge, IL 60527

The  Funds'  audited   financial   statements  for  the  period  June  29,  2000
(commencement of operations) through May 31, 2001, are incorporated herein by reference to the Fund's Annual Report. A copy of the Annual Report may be obtained without charge by calling the Fund at 1-877-417-6161 or writing to the Fund as shown above.




                                TABLE OF CONTENTS

Investment Restrictions........................................................3

Investment Objective and Strategies............................................4

More About Dow JonesSM.........................................................5

The Trust......................................................................7

Management of the Fund.........................................................8

Investment Advisor............................................................10

Code of Ethics................................................................10

Administrative Services.......................................................11

Distributor...................................................................11

Distribution Plan.............................................................11

Shareholder Services Agreement................................................12

Pricing of Shares.............................................................12

Purchasing Shares.............................................................13

Redemption of Shares..........................................................13

Brokerage Allocation and Other Practices......................................14

Additional Information on Distributions and Taxes.............................15

Performance Information.......................................................16

Independent Public Accountants................................................17

Counsel.......................................................................18

Financial Statements..........................................................18



Investment Restrictions
--------------------------------------------------------------------------------

Fundamental Restrictions


The Fund has adopted the following fundamental investment policies and restrictions that cannot be changed without the approval of a "majority of the outstanding voting securities" of the Fund. Under the Investment Company Act of 1940 (the "1940 Act"), a "majority of the outstanding voting securities" of a fund means the vote of:


     (1)  more than 50% of the outstanding voting securities of the fund; or
     (2) 67% or more of the voting securities of the fund present at a meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, whichever is less.

The Fund may not:

1. Make loans except as permitted under the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

2. Borrow money, except as permitted under the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

3. Concentrate its investments in a particular industry, as that term is used in the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

4. Purchase or sell real estate, which term does not include securities of companies which deal in real estate and or mortgages or investments secured by real estate, or interests therein, except that the Fund reserves freedom of action to hold and to sell real estate acquired as a result of the Fund's ownership of securities.

5. Engage in the business of underwriting securities, except to the extent that the Fund may be deemed to be an underwriter in connection with the disposition of portfolio securities.

6. Issue senior securities, except as permitted under the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

7.   Purchase   physical   commodities   or   contracts   relating  to  physical
     commodities.

Non-Fundamental Restrictions

As a matter of non-fundamental policy, the Fund currently does not intend to :

1. Borrow money in an amount greater than 5% of its total assets, except for temporary or emergency purposes;

2.   Purchase securities on margin or make short sales;

3.   Enter into futures contracts or purchase options thereon ; and

4.   Invest more than 15% of its net assets in illiquid securities.

Investment Objective and Strategies
--------------------------------------------------------------------------------

The Fund seeks to match the total return of the Dow Jones Islamic Market USA IndexSM (the "Index"), a diversified compilation of equity securities considered by Dow Jones' Shari`ah Supervisory Board to be in compliance with Islamic Shari`ah principles. Because the Fund is a diversified Fund, there is a possibility that the Fund may be unable to track the composition of the Index if the Index becomes non-diversified.

The following discussion supplements the information regarding the investment objective of the Fund and the policies to be employed to achieve this objective as set forth above and in the Fund's Prospectus.

When-Issued and Delayed Delivery Transactions. The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which a fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause a fund to miss a price or yield considered advantageous. Settlement dates may be a month or more after entering into these transactions and the market values of the securities purchased may vary from the purchase prices. The Fund may dispose of a commitment prior to settlement if the investment advisor deems it appropriate to do so. In addition, the Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments. These transactions are made to secure what is considered to be an advantageous price or yield for the Fund. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Fund sufficient to make payment for the securities to be purchased are segregated on the Fund's records at the trade date. These assets are marked to market daily and are maintained until the transaction is settled.

Restricted Securities. Securities that have legal or contractual restrictions on their resale may be acquired by the Fund. The price paid for these securities, or received upon resale, may be lower than the price paid or received for similar securities with a more liquid market. Accordingly, the valuation of these securities reflects any limitation on their liquidity.

Other Investment Companies. Subject to applicable statutory and regulatory limitations, the assets of the Fund may be invested in shares of other investment companies.

Percentage Restrictions. If a percentage restriction on investment or utilization of assets set forth in this Statement of Additional Information or referred to in the Prospectus is adhered to at the time an investment is made or assets are so utilized, a later change in percentage resulting from changes in the value of the portfolio securities is not considered a violation of the policy.


Temporary Investments. In response to severe or unusual adverse market, economic, political or other conditions, the Fund may make temporary investments that are not consistent with its investment objective and principal investment strategies. The Fund cannot invest in interest-paying instruments frequently used by mutual funds for this purpose and therefore may hold a substantial portion of its net assets in cash as a temporary defensive measure. If the Fund's investments in cash increase, the Fund may not achieve its investment objective. Severe or unusual adverse conditions may include excessive volatility or a prolonged general decline in the securities markets or the U.S. economy. The Advisor may also hold cash to maintain liquidity.


More About Dow JonesSM

--------------------------------------------------------------------------------

The financial ratio filters (based on the criteria set up by the Shari`ah Supervisory Board) that are applied to remove companies with unacceptable levels of debt or impure interest income when constituting the Dow Jones Islamic Market USA IndexSM are:

1. Total debt divided by trailing twelve-month average market capitalization is equal to or greater than 33%. (Note: total debt = short-term debt + current portion of long-term debt + long-term debt).

2.   Accounts  receivables  divided by total  assets is equal to or greater than
     45%.  (Note:   accounts  receivables  =  current  receivables  +  long-term receivables).

3.   Sum  of  cash  and  interest   bearing   securities   divided  by  trailing
     twelve-month average market capitalization is equal to or greater than 33%.

Companies that pass the above screens are included in the Index's investable universe from which Index components are selected. The steps taken to select the components of the Index are as follows:


     1. Rank companies both by market cap and by the daily average dollar turnover for the preceding quarter.


     2. Calculate combination score for each stock by equally weighting its market value rank and turnover rank.


     3.   Sort stocks into their respective industry groups by country.


     4. Based on their combination score rank, select those companies of each industry group in each country whose cumulative market capitalization is closest to 95% of the total market capitalization of the industry group.

Securities are selected for the Dow Jones Islamic Market IndexSM so as to represent the most liquid securities meeting the Shari`ah investment criteria in the market, and to reflect the industry breakdown of the global market. Additional factors considered when applying the process described above include relative size and turnover, country and economic weightings, and the relative financial health of the companies.


"Dow Jones," "Dow Jones Islamic Market USA IndexSM" and "DJIM" are service marks of Dow Jones & Company, Inc. Dow Jones has no relationship to the Fund or its investment advisor, other than the licensing of the Dow Jones Islamic Market IndexSM and its service marks for use in connection with the Fund.

Dow Jones does not sponsor, endorse, sell or promote the Fund; recommend that any person invest in the Fund or any other securities; have any responsibility or liability for or make any decisions about the timing, amount or pricing of the Fund; have any responsibility or liability for the administration, management or marketing of the Fund; consider the needs of the Fund or the owners of the Fund in determining, composing or calculating the Index or have any obligation to do so.

Dow Jones will not have any liability in connection with the Fund. Specifically, Dow Jones does not make any warranty, express or implied, and Dow Jones disclaims any warranty about (1) the results to be obtained by the Fund, the owners of the Fund or any other person in connection with the use of the Dow Jones Islamic Market Index and the data included in the Index; (2) the accuracy or completeness of the Index and its data; and (3) the merchantability and the fitness for a particular purpose or use of the Index and its data.

Although Dow Jones uses reasonable efforts to comply with its guidelines regarding the selection of components in the Index, Dow Jones disclaims any warranty of compliance with Shari`ah Law or other Islamic principles. Dow Jones will have no liability for any errors, omissions or interruptions in the Index or its data. Under no circumstances will Dow Jones be liable for any lost profits or indirect, punitive, special or consequential damages or losses, even if Dow Jones knows that they might occur. The licensing agreement between the Fund's investment advisor and Dow Jones is solely for their benefit and not for the benefit of the owners of the Fund or any other third parties.


The Trust
--------------------------------------------------------------------------------


Allied Asset Advisors Funds (the "Trust"), an open-end management investment company, was organized as a Delaware business trust on January 14, 2000. The Trust currently offers one series of shares to investors, Dow JonesSM Islamic Index Fund (the "Fund") which consists of two classes: Classes K and M. The Fund is a diversified series and has its own investment objective and policies. The Trust may start another series and offer shares of a new fund under the Trust at any time. The Fund's registered office in Delaware is The Corporation Trust Company, 1209 Orange Street, Wilmington, Delaware 19801 and its principal office is at 745 McClintock Drive, Suite 114, Burr Ridge, Illinois 60527.

Shares, when issued, will be fully paid and nonassessable. Shares of the Fund have equal dividend, voting, liquidation and redemption rights, and are voted in the aggregate and not by class except in matters where a separate vote is required by the 1940 Act or when the matter affects only the interest of a particular class. The beneficial interest of the Trust is divided into an unlimited number of shares, with no par value. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each full share owned and fractional votes for fractional shares owned. The Trust does not normally hold annual meetings of shareholders. The Trustees shall promptly call and give notice of a meeting of shareholders for the purpose of voting upon removal of any Trustee when requested to do so in writing by shareholders holding 10% or more of the Trust's outstanding shares. The Trust will comply with the provisions of Section 16(c) of the 1940 Act in order to facilitate communications among shareholders. Shares will be maintained in open accounts on the books of the transfer agent, and certificates for shares will generally not be issued, except for special requests.

Each share of the Fund represents an equal proportionate interest in the assets and liabilities belonging to the Fund with every other share of the Fund and is entitled to such dividends and distributions out of the income belonging to the Fund as are declared by the Trustees. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any Fund into a greater or lesser number of shares of that Fund so long as the proportionate beneficial interests in the assets belonging to that Fund and the rights of shares of any other Fund are in no way affected. In case of any liquidation of a Fund, the holders of shares of the Fund being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that Fund. Expenses attributable to any Fund are borne by that Fund. Likewise, expenses attributable to any class are borne specifically by that class. Class M shares of the Fund are subject to Distribution (Rule 12b-1) and Shareholder Servicing expenses, which are further discussed in the Class M Prospectus and later in this SAI. Class K shares of the Fund are not subject to such Distribution and Shareholder Servicing expenses. Class K shares are discussed in the Class K Prospectus and Statement of Additional Information.


Any general expenses of the Trust not readily identifiable as belonging to a particular Fund are allocated by or under the direction of the Trustees in such manner as the Trustees allocate such expenses on the basis of relative net assets or number of shareholders. No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

The assets of the Fund received for the issue or sale of its shares, and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, shall constitute the underlying assets of the Fund. In the event of the dissolution or liquidation of the Fund, the holders of shares of the Fund are entitled to share pro rata in the net assets of the Fund available for distribution to shareholders.

If they deem it advisable and in the best interests of shareholders, the Trustees may create additional series of shares, each of which represents interests in a separate portfolio of investments and is subject to separate liabilities, and may create multiple classes of shares of such series, which may differ from each other as to expenses and dividends. If additional series or classes of shares are created, shares of each series or class are entitled to vote as a series or class only to the extent required or permitted by the 1940 Act as permitted by the Trustees. Upon the Trust's liquidation, all shareholders of a series would share pro-rata in the net assets of such series available for distribution to shareholders of the series, but, as shareholders of such series, would not be entitled to share in the distribution of assets belonging to any other series.

Management of the Fund
--------------------------------------------------------------------------------


The Trust's Board of Trustees governs the Trust. The Board of Trustees consists of five individuals, three of whom are not "interested persons" of the Trust as that term is defined in Section 2(a)(19) of the 1940 Act. Currently there is one vacancy on the Board. The Trustees meet throughout the year to oversee the Trust's activities, review contractual arrangements with companies that provide services to the Fund, and decide upon matters of general policy with respect to the Fund. The names and business addresses of the Trustees and officers of the Trust, together with information as to their principal occupations during the past five years, are listed below:



------------------------------- ---------- -------------------- ----------------------------------------------
           Name and Address        Age       Position/Office     Principal Occupations during the Past Five
                                             with the Trust                         Years
------------------------------- ---------- -------------------- ----------------------------------------------
*Bassam Osman                      50      Trustee,             Medical Doctor, Bassam Osman, M.D., SC LTD
745 McClintock Drive, Suite 114            Chairperson and      (1980 - present)
Burr Ridge, IL  60527                      President
------------------------------- ---------- -------------------- ----------------------------------------------
*Muzamil Siddiqi                   64      Trustee              General Manager, North American Islamic
745 McClintock Drive, Suite 114                                 Trust, Inc. (1984 - present)
Burr Ridge, IL  60527
------------------------------- ---------- -------------------- ----------------------------------------------
Abdalla Idris Ali                  52      Disinterested        Director, Center of Islamic Studies, Kansas
745 McClintock Drive, Suite 114            Trustee              City, Missouri (1998-present); Principal,
Burr Ridge, IL  60527                                           ISNA Islamic School, Toronto, Ontario,
                                                                Canada (1998 - Present)
------------------------------- ---------- -------------------- ----------------------------------------------
Jamal Said                         44      Disinterested        Religious Director, Mosque Foundation,
745 McClintock Drive, Suite 114            Trustee              Bridgeview, Illinois
Burr Ridge, IL  60527
------------------------------- ---------- -------------------- ----------------------------------------------
Mohammed Kaiseruddin               57      Disinterested        Nuclear Engineer, Sargent & Lundy (1973 -
745 McClintock Drive, Suite 114            Trustee              present)
Burr Ridge, IL  60527
------------------------------- ---------- -------------------- ----------------------------------------------
Omar Haydar                        27      Secretary and        Mutual Fund Coordinator, Allied Asset
745 McClintock Drive, Suite 114            Treasurer            Advisors (April 2000 - present); Information
Burr Ridge, IL  60527                                           Technology Consultant, Teksystems/Skidmore
                                                                Owings & Merrill LLP (June 1999 - April
                                                                2000); Law Clerk, Goodman & Witanen (May
                                                                1998 - June 1998);  -Program Director,
                                                                English Language Service Summer ISNA
                                                                Program (June 1996 - August 1996); Law
                                                                Student, Chicago Kent College of Law
                                                                (1995 - 2000)
------------------------------- ---------- -------------------- ----------------------------------------------


* This trustee is deemed to be an "interested person" of the Trust as that term is defined in Section 2(a)(19) of the 1940 Act.


Trustee Compensation. The trustees serve without compensation, but will be reimbursed for expenses incurred in connection with attendance at Board meetings. The table below details the amount of compensation received by the Trustees from the Trust for the period June 29, 2000 through May 31, 2001. Presently, none of the executive officers receive compensation from the Trust.



---------------------------- ----------------- ----------------------- ---------------------- ------------------------
Name and Position            Aggregate         Pension or Retirement                          Total Compensation
                             Compensation      Benefits Accrued As     Annual Benefits Upon   from Trust Paid to
                             From Trust        Part of Trust Expenses  Retirement             Trustees
---------------------------- ----------------- ----------------------- ---------------------- ------------------------
Bassam Osman                   None                 None                   None                    None
Muzamil Siddiqi                None                 None                   None                    None
Abdalla Idris Ali              None                 None                   None                    None
Jamal Said                     None                 None                   None                    None
Mohammed Kaiseruddin           None                 None                   None                    None
Omar Haydar                    None                 None                   None                    None



Control Persons, Principal Holders of Securities and Management Ownership. The following table provides the name and address of any person who owns of record or beneficially 5% or more of the outstanding Class M shares of the Fund as of August 31, 2001. Control persons are persons deemed to control the Fund because they own beneficially over 25% of the outstanding securities. Control persons could affect the outcome of proxy voting or the direction of management of the Fund. Principal holders are persons that own beneficially 5% or more of the Fund's outstanding Class M shares.


------------------------------- -------------------- --------------------- ------------------------

Name and Address                      Shares             % Ownership       Type of Ownership

------------------------------- -------------------- --------------------- ------------------------

Lazard Freres & Co., LLC              607.53                89.34%                 Record
600 5th Avenue
New York, NY 10020-2302
Investec Ernst & Company               72.46                10.66%                 Record
1 Battery Park Plaza, Floor 3
New York, NY 10004-1405


As of August 31, 2001, the Trustees and Officers, as a group, owned less than 1% of the Fund's outstanding shares.


Investment Advisor
--------------------------------------------------------------------------------

Allied Asset Advisors, Inc. (defined as "AAA" or "Investment Advisor") is a Delaware corporation that serves as investment manager to the Fund pursuant to an Investment Advisory Agreement dated as of June 29, 2000. AAA is a wholly owned subsidiary of The North American Islamic Trust ("NAIT"). NAIT is a non-profit entity that qualifies as a tax-exempt organization under Section 501(c)(3) of the Internal Revenue Code. The purpose of NAIT is to serve Islam and Muslims.

This Investment Management Agreement is effective for an initial term of two years and will continue on a year-to-year basis thereafter, provided that specific approval is voted at least annually by the Board of Trustees of the Trust or by the vote of the holders of a majority of the outstanding voting securities of the Fund. In either event, it must also be approved by a majority of the Trustees of the Trust who are neither parties to the Agreement nor interested persons of any such party as defined in the 1940 Act at a meeting called for the purpose of voting on such approval. The Agreement may be terminated upon 60 days notice, without the payment of any penalty, by vote of a majority of the outstanding voting securities of the Fund.


For the services provided by AAA under the Agreement, the Trust, on behalf of the Fund, has agreed to pay to AAA an annual fee of 0.75% on the first $500 million in assets, 0.65% on the next $5 billion in assets and 0.50% on the amount of assets over $5.5 billion. All fees are computed on the average daily closing net asset value of the Fund and are payable monthly. The fee is higher than the fee paid by most other index mutual funds. The Advisor earned $133,425 during the period of June 29, 2000 through May 31, 2001, all of which was waived. The Advisor has also waived an additional $57,618 of the Fund's expenses. The Advisor may recapture any expenses or fees it has waived or reimbursed within a three-year period.


Code of Ethics

--------------------------------------------------------------------------------

The Trust, the Investment Advisor and the Distributor have each adopted a written Code of Ethics that governs the personal securities transactions of their board members, officers and employees who may have access to current trading information of the Trust. The Code permits such persons to invest in securities for their personal accounts including securities that may be purchased or held by the Trust. The Code restricts and limits, absent prior approval, certain types of transactions and includes reporting and other obligations to monitor personal transactions.


Administrative Services
--------------------------------------------------------------------------------


Administrator, Fund Accountant, Transfer Agent and Dividend Disbursing Agent Firstar Mutual Fund Services, LLC, 615 East Michigan Street, Milwaukee, Wisconsin 53202, a subsidiary of Firstar Bank, N.A., provides administrative personnel and services (including blue-sky services) to the Fund. Administrative services include, but are not limited to, providing office space, equipment, telephone facilities, various personnel, including clerical and supervisory, and computers, as is necessary or beneficial to provide compliance services to the Fund. The Fund paid $32,253 for administrative services during the fiscal year ended May 31, 2001. Firstar Mutual Fund Services, LLC also serves as fund accountant, transfer agent and dividend disbursing agent under separate agreements.


Custodian

Firstar Bank, N.A., 425 Walnut Street, Cincinnati, Ohio 45202, is custodian for the securities and cash of the Fund. Under the Custodian Agreement, Firstar Bank, N.A. holds the Fund's portfolio securities in safekeeping and keeps all necessary records and documents relating to its duties.


Distributor

--------------------------------------------------------------------------------

Rafferty Capital Markets, Inc., 1311 Mamaroneck Avenue, White Plains, New York 10605 (the "Distributor") serves as the principal underwriter and national distributor for the shares of the Fund pursuant to a Distribution Agreement with the Trust dated as of June 29, 2000 (the "Distribution Agreement"). The Distributor is registered as a broker-dealer under the Securities Exchange Act of 1934 and each state's securities laws and is a member of the NASD. The offering of the Fund's shares is continuous. The Distribution Agreement provides that the Distributor, as agent in connection with the distribution of Fund shares, will use its best efforts to distribute the Fund's shares.


Distribution Plan
--------------------------------------------------------------------------------


The Board of Trustees has adopted a Distribution Plan for Class M shares of the Fund, in accordance with Rule 12b-1 (the "Plan") under the 1940 Act. The Fund is authorized under the Plan to use the assets of the Fund to compensate the Distributor or others for certain activities relating to the distribution of shares of the Fund to investors and the provision of shareholder services.
Payments under the Plan are based upon a percentage of the average daily net assets attributable to the Fund regardless of the amounts actually paid or expenses actually incurred by the Distributor or others; however, in no event may such payments exceed the maximum amount payable. The maximum amount payable under the Plan is 0.75% of the Fund's average net assets on an annual basis.


The NASD's maximum sales charge rule relating to mutual fund shares establishes limits on all types of sales charges, whether front-end, deferred or asset-based. This rule may operate to limit the aggregate distribution fees to which shareholders may be subject under the terms of the Plan.


The Fund's Board determined that there is a reasonable likelihood that the Plan will benefit the Fund and its shareholders. The Plan authorizes the use of Fund assets to pay the Distributor, banks, broker/dealers and other institutions that provide distribution assistance and/or shareholder services such as:

|X|  printing  and   distributing   prospectuses  to  persons  other  than  Fund
     shareholders,

|X| printing and distributing advertising and sales literature and reports to shareholders used in connection with selling shares of the Fund, and

|X| furnishing personnel and communications equipment to service shareholder accounts and prospective shareholder inquiries.

The Plan requires the Fund to prepare and furnish to the Trustees for their review, at least quarterly, written reports complying with the requirements of the Rule and setting out the amounts expended under the Plan and the purposes for which those expenditures were made. The Plan provides that so long as it is in effect the selection and nomination of Trustees who are not interested persons of the Trust will be committed to the discretion of the Trustees then in office who are not interested persons of the Trust.

The Plan will continue in effect only so long as its continuance is specifically approved at least annually by a majority vote of both all the Trustees and those Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan, cast in person at a meeting called for the purpose of voting on the Plan. The Plan for the Fund may be terminated at any time by a majority vote of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operations of the Plan or in any agreement related to the Plan or by vote of a majority of the outstanding voting securities of the Fund.


The Plan may not be amended so as to materially increase the amount of the distribution fees for the Fund unless the amendment is approved by a vote of at least a majority of the outstanding voting securities of the Fund. In addition, no material amendment may be made unless approved by the Trustees in the manner described above for Trustee approval of the Plan. For the fiscal year ended May 31, 2001, $6 was expended for the Fund under the Plan.

The officers or Trustee of the Fund who are affiliated with AAA, as well as affiliated persons of AAA, have a direct or indirect financial interest in the Plan. None of the Trustees who are not interested persons of the Fund have any direct or indirect financial interest in the Plan.


Shareholder Services Agreement

--------------------------------------------------------------------------------


The Board of Trustees has approved a Shareholder Servicing Agreement between the Fund (on behalf of Class M shares) and the Distributor. Under the Shareholder Servicing Agreement, the Distributor will provide information and administrative services for the benefit of Class M shares. The Distributor will appoint various broker-dealer firms and other service or administrative firms to provide related services and facilities for Class M shareholders. The Shareholder Services Agreement provides that the Trust will pay the Distributor a fee at a rate sufficient to reimburse the Distributor for service fee payments made by the Distributor to broker-dealer firms and other financial services firms retained by the Distributor. The Distributor will pay the firms a service fee at an annual rate of up to 0.25% of net assets of Class M shares.

Pricing of Shares
--------------------------------------------------------------------------------


Shares of the Fund are sold on a continual basis at the net asset value per share next computed following acceptance of an order by the Fund. The Fund's net asset value per share for the purpose of pricing purchase and redemption orders is determined at the close of normal trading (normally 4:00 p.m. Eastern Time) on each day the New York Stock Exchange is open for trading. The NYSE is closed on the following holidays: New Year's Day, Martin Luther King, Jr. Day,
Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day.

Securities listed on a U.S. securities exchange or NASDAQ for which market quotations are readily available are valued at the last quoted sale price on the day the valuation is made. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted U.S. securities and listed U.S. securities not traded on the valuation date for which market quotations are readily available are valued at the most recent quoted bid price.


Purchasing Shares
--------------------------------------------------------------------------------

Shares of the Fund are sold in a continuous offering and may be purchased on any business day through authorized investment dealers or directly from the Fund.

Stock Certificates and Confirmations. The Fund does not generally issue stock certificates representing shares purchased. Confirmations of the opening of an account and of all subsequent transactions in the account are forwarded by the Fund to the shareholder's address of record. If a shareholder needs stock certificates, the Fund can issue them under special requests.


Special Incentive Programs. At various times the Fund may implement programs under which a dealer's sales force may be eligible to win nominal awards for certain sales efforts or recognition program conforming to criteria established by the Fund, or participate in sales programs sponsored by the Fund. In addition, AAA or the Distributor, in its discretion may from time to time, pursuant to objective criteria, sponsor programs designed to reward selected dealers for certain services or activities that are primarily intended to result in the sale of shares of the Fund. These programs will not change the price you pay for your shares or the amount that the Fund will receive from the sale.


Redemption of Shares
--------------------------------------------------------------------------------

Signature Guarantees. If a shareholder requests that redemption proceeds be sent to an address other than that on record with the Fund or proceeds be made payable to someone other than to the shareholder(s) of record, the written request must have signatures guaranteed by:

o a trust company or commercial bank whose deposits are insured by the Bank Insurance Fund, which is administered by the Federal Deposit Insurance Company ("FDIC");

o    a member of the New York,  Boston,  American,  Midwest,  or  Pacific  Stock
     Exchange;

o a savings bank or savings association whose deposits are insured by the Savings Association Insurance Fund, which is administered by the FDIC; or

o any other "eligible guarantor institution" as defined in the Securities Exchange Act of 1934.

The Fund does not accept signatures guaranteed by a notary public.

The Fund and its transfer agent have adopted standards for accepting signature guarantees from the above institutions. The Fund may elect in the future to limit eligible signature guarantors to institutions that are members of a signature guarantor program. The Fund and its transfer agent reserve the right to amend these standards at any time without notice.


Additional Documentation. Additional documents are required for certain types of shareholders, such as corporations, partnerships, executors, trustees, administrators, or guardians. The Fund's transfer agent requires documents from entities to identify individuals possessing authority to redeem shares from the Fund. The documentation may include corporate resolutions, partnership agreements, trust instruments or plans that give such authority to the individual.

Redemption In-Kind. If the amount you are redeeming is over the lesser of $250,000 or 1% of the Fund's net asset value, the Fund has the right to redeem your shares by giving you the amount that exceeds $250,000 or 1% of the Fund's net asset value in securities instead of cash.


Brokerage Allocation and Other Practices

--------------------------------------------------------------------------------


AAA places the Fund's portfolio securities transactions, taking into account the costs, promptness of executions and other qualitative considerations. There is no pre-existing commitment to place orders with any broker, dealer or member of an exchange. AAA evaluates a wide range of criteria in placing the Fund's portfolio securities transactions, including the broker's commission rate, execution capability, positioning and distribution capabilities, information in regard to the availability of securities, trading patterns, statistical or factual information, opinions pertaining to trading strategy, back office efficiency, ability to handle difficult trades, financial stability, and prior performance in servicing AAA and its clients. In transactions on securities executed in the over-the-counter market, purchases and sales are transacted directly with dealers on a principal basis.


AAA, when effecting purchases and sales of portfolio securities for the account of the Fund, will seek execution of trades either (1) at the most favorable and competitive rate of commission charged by any broker, dealer or member of an exchange, or (2) at a higher rate of commission charges, if reasonable, in relation to brokerage and research services provided to the Fund or AAA by such member, broker, or dealer. Such services may include, but are not limited to, any one or more of the following: information as to the availability of securities for purchase or sale, statistical or factual information, or opinions pertaining to investments. AAA may use research and services provided by brokers and dealers in servicing all its clients, including the Fund, and AAA will not necessarily use all such services in connection with the Fund. In accordance with the provisions of Section 28(e) of the 1934 Act, AAA may from time-to-time receive services and products which serve both research and non-research functions. In such event, AAA makes a good faith determination of the anticipated research and non-research use of the product or service and allocates brokerage only with respect to the research component. Brokerage may also be allocated to dealers in consideration of the Fund's share distribution but only when execution and price are comparable to that offered by other brokers. During the period June 29, 2000 through May 31, 2001, the Fund paid $20,482 in total brokerage commissions.


If AAA provides investment advisory services to individuals and other institutional clients, there may be occasions on which other investment advisory clients advised by AAA may also invest in the same securities as the Fund. When these clients buy or sell the same securities at substantially the same time, the AAA may average the transactions as to price and allocate the amount of available investments in a manner, which it believes to be equitable to each client, including the Fund. On the other hand, to the extent permitted by law, AAA may aggregate the securities to be sold or purchased for the Fund with those to be sold or purchased for other clients managed by it in order to obtain lower brokerage commissions, if any.

Because of the Fund's indexing investment strategy, it generally only sells securities to generate cash to satisfy redemption requests, or to rebalance its portfolio to track the target index. As a result, the Fund's portfolio turnover rate is expected to be low. The portfolio turnover rate is calculated by dividing the lesser of the Fund's annual sales or purchases of portfolio securities (exclusive of purchases or sales of securities whose maturities at the time of acquisition were one year or less) by the monthly average value of the securities in the portfolio during the year.


Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc. and subject to seeking the most favorable combination of net price and execution available, the Advisor may consider sales of shares of the Fund as a factor in the selection of broker-dealers to execute portfolio transactions for the Fund.


Additional Information on Distributions and Taxes

--------------------------------------------------------------------------------


Distributions

A shareholder will automatically receive all income dividends and capital gain distributions in additional full and fractional shares of the Fund at their net asset value as of the date of payment unless the shareholder elects to receive such dividends or distributions in cash. The reinvestment date normally precedes the payment date by about seven days although the exact timing is subject to change. Shareholders will receive a confirmation of each new transaction in their account. The Trust will confirm all account activity, including the payment of dividend and capital gain distributions and transactions made as a result of a Systematic Withdrawal Plan or an Automatic Investment Plan. Shareholders may rely on these statements in lieu of stock certificates.

Taxes

Distributions of net investment income. The Fund receives income generally in the form of dividends on its investments. This income, less expenses incurred in the operation of the Fund, constitutes the Fund's net investment income from which dividends may be paid to you. Any distributions by the Fund from such income will be taxable to you as ordinary income, whether you take them in cash or in additional shares.

Distributions of capital gains. The Fund may derive capital gains and losses in connection with sales or other dispositions of its portfolio securities. Distributions from net short-term capital gains will be taxable to you as ordinary income. Distributions from net long-term capital gains will be taxable to you as long-term capital gain, regardless of how long you have held your shares in the Fund. Any net capital gains realized by the Fund generally will be distributed once each year, and may be distributed more frequently, if necessary, in order to reduce or eliminate excise or income taxes on the Fund.

Information on the tax character of distributions. The Fund will inform you of the amount of your ordinary income dividends and capital gains distributions at the time they are paid, and will advise you of their tax status for federal income tax purposes shortly after the close of each calendar year. If you have not held Fund shares for a full year, the Fund may designate and distribute to you, as ordinary income or capital gain, a percentage of income that is not equal to the actual amount of such income earned during the period of your investment in the Fund.


Election to be taxed as a regulated investment company. The Fund is qualified, and intends to continue to qualify, as a regulated investment company under Subchapter M of the Internal Revenue Code during the current fiscal year. As a regulated investment company, the Fund generally pays no federal income tax on the income and gains it distributes to you. The Board reserves the right not to maintain the qualification of the Fund as a regulated investment company if it determines such course of action to be beneficial to shareholders. In such case, the Fund will be subject to federal, and possibly state corporate taxes on its taxable income and gains, and distributions to you will be taxed as ordinary dividend income to the extent of the Fund's earnings and profits.


Excise tax distribution requirements. To avoid federal excise taxes, the Internal Revenue Code requires the Fund to distribute to you by December 31 of each year, at a minimum, the following amounts: 98% of its taxable ordinary income earned during the calendar year; 98% of its capital gain net income earned during the twelve month period ending October 31; and 100% of any undistributed amounts from the prior year. The Fund intends to declare and pay these amounts in December (or in January that are treated by you as received in December) to avoid these excise taxes, but can give no assurances that its distributions will be sufficient to eliminate all taxes.

Redemption of Fund shares. By law, redemptions and exchanges of Fund shares are taxable transactions for federal and state income tax purposes. If you redeem your Fund shares, the IRS will require that you report a gain or loss on your redemption or exchange. If you hold your shares as a capital asset, the gain or loss that you realize will be capital gain or loss and will be long-term or short-term, generally depending on how long you hold your shares. Any loss incurred on the redemption or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gains distributed to you by the Fund on those shares.

By law, all or a portion of any loss that you realize upon the redemption of your Fund shares will be disallowed to the extent that you buy other shares in the Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules will be added to your tax basis in the new shares you buy.

Dividends-received deduction for corporations. If you are a corporate shareholder, you should note that it is expected that a portion of the dividends paid by the Fund will qualify for the dividends-received deduction. In some circumstances, you will be allowed to deduct these qualified dividends, thereby reducing the tax that you would otherwise be required to pay on these dividends. The dividends-received deduction will be available only with respect to dividends designated by the Fund as eligible for such treatment. All dividends (including the deducted portion) must be included in your alternative minimum taxable income calculation.

Investment in complex securities. The Fund may invest in complex securities. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by the Fund are treated as ordinary income or capital gain, accelerate the recognition of income to the Fund and/or defer the Fund's ability to recognize losses. In turn, these rules may affect the amount, timing or character of the income distributed to you by the Fund.

Performance Information
--------------------------------------------------------------------------------

Total Return. Average annual total return quotations used in the Fund's advertising and promotional materials are calculated according to the following formula:

                                 P(1 +T)n = ERV

where P equals a hypothetical initial payment of $1,000; T equals average annual total return; n equals the number of years; and ERV equals the ending redeemable value at the end of the period of a hypothetical $1,000 payment made at the beginning of the period.

Under the foregoing formula, the time periods used in advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertising for publication. Average annual total return, or "T" in the above formula, is computed by finding the average annual compounded rates of return over the period that would equate the initial amount invested to the ending redeemable value. Average annual total return assumes the reinvestment of all dividends and distributions.

Cumulative Total Return. Cumulative total return represents the simple change in value of an investment over a stated period and may be quoted as a percentage or as a dollar amount. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship between these factors and their contributions to total return.

Other Information. The Fund's performance data quoted in advertising and other promotional materials represents past performance and is not intended to predict or indicate future results. The return and principal value of an investment in a Fund will fluctuate, and an investor's redemption proceeds may be more or less than the original investment amount.

If permitted by applicable law, the Fund may be compared to data prepared by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., Morningstar, Inc., the Donoghue Organization, Inc. or other independent services which monitor the performance of investment companies, and may be quoted in advertising in terms of its ranking in each applicable universe. In addition, the Fund may use performance data reported in financial and industry publications, including Barron's, Business Week, Forbes, Fortune, Investor's Daily, IBC/Donoghue's Money Fund Report, Money Magazine, The Wall Street Journal, USA Today and others.


In addition to the Index, the Fund may from time to time use other unmanaged indices for performance comparison purposes including:


o S&P 500 - The S&P 500 is an index of 500 stocks designed to track the overall equity market's industry weightings. Most, but not all, large capitalization stocks are in the index. There are also some small capitalization names in the index. The list is maintained by Standard & Poor's Corporation. It is market capitalization weighted. There are always 500 issuers in the S&P 500. Changes are made by Standard & Poor's as needed.


o Russell 3000 Growth Index - The Russell 3000 Growth Index takes the largest 3,000 U.S. companies based on market capitalization and measures the performance of those with higher price-to-book ratios and higher forecasted growth values.

Independent Public Accountants

--------------------------------------------------------------------------------


Deloitte & Touche LLP, Two Prudential Plaza, 180 North Stetson Avenue, Chicago, Illinois, 60601-6779, serves as the Fund's independent public accountants, whose services include auditing the Fund's financial statements.


Counsel
--------------------------------------------------------------------------------

Vedder, Price, Kaufman, & Kammholz, 222 North LaSalle Street, Chicago, Illinois 60601-1003, is counsel for the Fund.


Financial Statements
--------------------------------------------------------------------------------


The audited financial statements for the Fund are incorporated by reference to the Fund's Annual Report for the period June 29, 2000 through May 31, 2001, as filed with the Securities and Exchange Commission.



                           ALLIED ASSET ADVISORS FUNDS
                                     PART C
                                OTHER INFORMATION

Item 23.  EXHIBITS

(a)  Declaration of Trust

     (i)  Certificate of Trust(1)
     (ii) Declaration of Trust(1)
     (iii) Written Instrument Fixing the Number of Trustees(2)
     (iv) Written Instrument Establishing and Designating Classes of Interest(2)

(b)  Bylaws

     (i)  Bylaws(1)
     (ii) Amendment to Bylaws(2)

(c)  Instruments Defining Rights of Security Holders - Not applicable

(d)  Advisory Agreement(2)

(e)  Distribution Agreement(2)

(f)  Bonus or Profit Sharing Contracts - Not applicable

(g)  Custody Agreement(2)

(h)  Other Material Contracts

     (i)  Fund Administration Servicing Agreement(2)
     (ii) Transfer Agent Servicing Agreement(2)
     (iii) Fund Accounting Servicing Agreement(2)
     (iv) Shareholder Services Agreement(2)
     (v)  Fulfillment Agreement(2)
     (vi) Expense Waiver and Reimbursement Agreement(2)

(i)  Opinion and Consent of Counsel - Filed Herewith

(j)  Consent of Independent Public Accountants - Filed Herewith

(k)  Omitted Financial Statements - Not applicable

(l)  Agreement Relating to Initial Capital(2)

(m)  Rule 12b-1 Plan(2)

(n)  Rule 18f-3 Plan(2)

(o)  Reserved.

(p)  Code of Ethics(2)

(1)  Incorporated   by  reference  to   Registrant's   Initial   Filing  of  the
     Registration Statement filed February 23, 2000.

(2) Incorporated by reference to Registrant's Pre-Effective Amendment No. 1 to the Registration Statement filed on May 23, 2000.

Item 24. Persons Controlled by or Under Common Control with Registrant.

     No person is directly or indirectly controlled by or under common control with the Registrant.

Item 25. Indemnification.

     Reference  is  made  to  Article  V  of  the  Registrant's   Agreement  and
Declaration of Trust.

     Pursuant to Rule 484 under the Securities Act of 1933, as amended, the Registrant furnishes the following undertaking: "Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue."

Item 26.  Business and Other Connections of the Investment Advisor

     Allied Asset Advisors, Inc. ("AAA"), investment adviser to all of the series of the Registrant, is a registered investment adviser under the Investment Advisers Act of 1940. Besides serving as investment adviser to the Fund, AAA is not currently (and has not during the past two years) engaged in any other business, profession, vocation or employment of a substantial nature. Information regarding the business, vocation or employment of a substantial nature of the AAA and its officers are set forth in its Uniform Application for Investment Adviser Registration ("Form ADV") as filed with the SEC and incorporated by reference herein.

     To Registrant's knowledge, none of the directors or senior executive officers of AAA except those set forth below, is, or has been at any time during the past two years, engaged in any other business, profession, vocation or employment of a substantial nature, except that certain directors and officers of AAA also hold various positions with, and engage in business for, AAA affiliates:


----------------------- ------------------------ -------------------------------- --------------------
Name                    Position with Allied     Other Business Connections       Type of Business
                        Asset Advisors, Inc.
----------------------- ------------------------ -------------------------------- --------------------
Bassam Osman            Director, President      Chairman                         Religious,
                                                 The North American Islamic Trust Financial,
                                                 (Shareholder of AAA)             Education

                                                 M.D. (Neurologist)               Medicine

                                                 Director                         Finance
                                                 Amana Mutual Funds

Mohammad Naziruddin Ali Secretary                General Manager                  Religious,
                                                 The North American Islamic Trust Financial,
                                                 (Shareholder of AAA)             Education

Muzamil Siddiqi         Director                 Director                         Religious,
                                                 The Islamic Society of Orange    Educational
                                                 County

                                                 Adjunct Professor                Educational
                                                 California State University

Gaddoor Saidi           Director                 Partner                          Travel
                                                 Dar El-Eiman for Hajj

                                                 Partner                          Real Estate
                                                 Mecca Investment Int.

Mujeeb-ur-Rehman Cheema Director                 Managing Director                Energy
                                                 Hawkins International, Inc.
----------------------- ------------------------ -------------------------------- --------------------

Item 27.  Principal Underwriters.

     (a) Rafferty Capital Markets, Inc., 1311 Mamaroneck Avenue, White Plains, New York 10605, serves as principal underwriter for shares of the Allied Asset Advisors Funds, and acts as principal underwriter for the following other investment companies:

                                  Badgley Funds
                          Bremer Investment Funds, Inc.
                                 Homestate Group
                             Ingenuity Capital Trust
                                 Leuthold Funds
                       Kirr Marbauch Partners Funds, Inc.
                                  Potomac Funds
                            Texas Capital Value Funds

     (b) The director and officers of Rafferty Capital Markets, Inc. are:

-------------------- ---------------------------------------- -----------------------------------------
          Name         Positions and Offices with Underwriter  Positions and Offices with Registrant
-------------------- ---------------------------------------- -----------------------------------------
Thomas A. Mulrooney                  President                                  None

Lawrence C. Rafferty                  Director                                  None

Stephen P. Sprague                   CFO/FINOP                                  None
-------------------- ---------------------------------------- -----------------------------------------

The principal business address of each of the persons listed above is 1311 Mamaroneck Avenue, White Plains, New York 10605.

(c)  Not applicable.

Item 28. Location of Accounts and Records.

     The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 are maintained in the following locations:


-------------------------------------------- -----------------------------------
Records Relating to:                         Are located at:
-------------------------------------------- -----------------------------------
Registrant's Fund Accountant, Administrator  Firstar Mutual Fund Services, LLC
and Transfer Agent                           615 East Michigan Street
                                             Milwaukee, WI  53202

Registrant's Investment Advisor              Allied Asset Advisors, Inc.
                                             745 McClintock Drive, Suite 114
                                             Burr Ridge, IL  60521

Registrant's Custodian                       Firstar Bank, N.A.
                                             425 Walnut Street
                                             Cincinnati, OH  54202
-------------------------------------------- -----------------------------------

Item 29. Management Services Not Discussed in Parts A and B.

         Inapplicable

Item 30. Undertakings.

         Inapplicable


                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed below on its behalf by the undersigned, thereunto duly authorized, in the Village of Burr Ridge and the State of Illinois on the 1st day of October, 2001.

                             ALLIED ASSET ADVISORS FUNDS


                              By: /s/ Bassam Osman
                                  ----------------
                                  Bassam Osman
                                  Chairperson and President


     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Registration Statement has been signed below by the following persons in the capacities and on October 1, 2001.

Signature                               Title

/s/ Bassam Osman                        Trustee, Chairperson and President
-------------------------
Bassam Osman

*/s/ Muzamil Siddiqi                    Trustee
-------------------------
Muzamil Siddiqi

*/s/ Abdalla Idris Ali                  Trustee
-------------------------
Abdalla Idris Ali

*/s/ Jamal Said                         Trustee
-------------------------
Jamal Said

*/s/ Mohammed Kaiseruddin               Trustee
-------------------------
Mohammed Kaiseruddin

/s/ Omar Haydar                         Secretary and Treasurer
-------------------------
Omar Haydar


*Signed by

/s/ Bassam Osman
-----------------
Bassam Osman
as Attorney in Fact pursuant to the Power of Attorney dated May 4, 2000 filed May 23, 2000 with Registrant's Pre-Effective Amendment No. 1 to the Registration Statement.


EXHIBIT INDEX

      Exhibit                                                      Exhibit No.
      -------                                                      -----------

      Opinion and Consent of Vedder, Price, Kaufman & Kammholz     EX-99.i.

      Consent of Deloitte & Touche LLP                             EX-99.j.